--------------------------------------------------------------------------------

ANNUAL REPORT
DECEMBER 31, 2001                                               [PHOTOS OMITTED]




                                                          o  NATIONAL TAX FREE
                                                             INCOME FUND

                                                          o  CALIFORNIA TAX FREE
                                                             INCOME FUND
SALOMON BROTHERS ---------------------------------------
                                                          o  NEW YORK TAX FREE
                                                             INCOME FUND

                                                          o  MID CAP FUND



---------------------------------------------------------
 NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
---------------------------------------------------------

TABLE OF CONTENTS



DEAR SHAREHOLDERS

   NATIONAL TAX FREE INCOME FUND .........................................     1

   CALIFORNIA TAX FREEINCOME FUND ........................................     4

   NEW YORK TAX FREE INCOME FUND .........................................     7

   MID CAP FUND ..........................................................    10

SCHEDULES OF INVESTMENTS .................................................    13

STATEMENTS OF ASSETS AND LIABILITIES .....................................    22

STATEMENTS OF OPERATIONS .................................................    23

STATEMENTS OF CHANGES IN NET ASSETS ......................................    24

FINANCIAL HIGHLIGHTS .....................................................    26

NOTES TO FINANCIAL STATEMENTS ............................................    34

INDEPENDENT AUDITORS' REPORT .............................................    40

ADDITIONAL INFORMATION ...................................................    41

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
AND STRATEGY

The Fund seeks to generate high levels of current income exempt from federal income taxes+ and preserve the value of its shareholders' investment.

The Fund invests primarily in investment grade municipal obligations issued by a variety of states and localities. These may include obligations of Puerto Rico and other U.S. territories. Municipal obligations are debt securities issued by states, cities, towns and other public entities and qualifying issuers. The interest paid on these obligations is free from federal income tax. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations that pay interest that is exempt from federal personal income taxes including the federal alternative minimum tax.

+ A portion of the income may be subject to the Federal Alternative Minimum Tax
  (AMT). Consult your personal tax adviser.


SALOMON BROTHERS

NATIONAL TAX FREE
INCOME FUND

DEAR SHAREHOLDER:

We are pleased to provide the annual report for the Salomon Brothers National Tax Free Income Fund (the "Fund") for the year ended December 31, 2001. In this report, we summarize what we believe to be the year's prevailing economic and market conditions and outline our investment objective and strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

The Fund's Class A shares, not including sales charges, returned 3.39% for the year ended December 31, 2001. In comparison, the Lehman Municipal
4 Years Plus Bond Index(1) returned 4.93% for the same period. Please note that past performance is not indicative of future results.

MARKET REVIEW

After enjoying three years of strong economic growth, the U.S. economy began to exhibit signs of slowing in the latter part of 2000. The first week of 2001 marked the beginning of a series of interest rate reductions by the U.S. Federal Reserve Board (the "Fed") designed to combat these signs of a slowdown, foster economic growth and add liquidity to the U.S. financial markets. In response to these discouraging economic signals, the Fed reduced interest rates by 475 basis points(2) during the year, which brought short-term interest rates down to their lowest level in 40 years. This activity was intended to help the economy avoid a recession in the first half of 2001 by making it more attractive for both businesses and consumers to finance new investments and refinance their existing debt obligations.

However, the events of September 11th forced the economy into what appears to be a shallow recession. In response to this economic crisis, the Fed again added liquidity to the U.S. financial system by reducing interest rates. As is the case with most easing campaigns instituted by the Fed, the short and intermediate sections of the yield curve(3) felt the impact most severely. For example, yield on the 2 year U.S. Treasury bond fell from slightly over 5.00% on 12/31/00 to close to 3.00% on 12/31/01(4). The impact on the 30-year U.S. Treasury bond was negligible.

After improving dramatically throughout much of the last five years, the credit rating of many municipal bonds began to deteriorate during 2001. The events of September 11th and a resulting drop in air travel impacted transportation bonds backed by airport facilities. Certain states began to show the effects of the slowing economy as tax receipts fell below expectations. As a result of these trends, the Fund sold most of its lower rated holdings in order to avoid the effects of any further deterioration in credit quality.

----------
(1) THE LEHMAN 4 YEARS PLUS BOND INDEX IS A BROAD MEASURE OF THE MUNICIPAL BOND MARKET WITH MATURITIES OF AT LEAST FOUR YEARS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(2)  A BASIS POINT IS 0.01%, OR ONE ONE-HUNDREDTH OF A PERCENT.

(3) THE YIELD CURVE IS THE GRAPHICAL DEPICTION OF THE RELATIONSHIP BETWEEN THE YIELD ON BONDS OF THE SAME CREDIT QUALITY BUT DIFFERENT MATURITIES.

(4)  SOURCE: BLOOMBERG

MARKET OUTLOOK

The municipal bond market enjoyed two years of favorable returns in 2000 and 2001, largely thanks to the Fed's aggressive rate reductions. In 2002, we anticipate the Fed's policy may change, and that the fed funds rate could rise. Therefore, the Fund remains overweighted in securities that are selling at a premium (versus par or discounted bonds) due to the historic performance characteristics of these types of bonds in rising interest rate environments.

Thank you for your investment in the Salomon Brothers National Tax Free Income Fund.

----------
THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 13 THROUGH 14 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF DECEMBER 31, 2001 AND IS SUBJECT TO CHANGE.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in Class A Shares of the Fund made on inception date would have grown to $14,449 (as of 12/31/01). The graph shows how the Fund compares to its benchmarks over the same period.

--------------------------------------------------------------------------------
  HISTORICAL PERFORMANCE
  NATIONAL TAX FREE INCOME FUND -- CLASS A SHARES
  COMPARISON OF $10,000 INVESTMENT
--------------------------------------------------------------------------------
        [The table below represents a line chart in the printed report.]

                                       Lehman Municipal   Lipper General
                                       4 Years Plus       Municipal Bonds
                    Class A            Bond Index         Average
                    -------            ----------------   --------------
8/17/95             9525
8/31/95             9705.97            10000              10000
9/30/95             9760.83            10059              10065
10/31/95            9959.62            10215              10223
11/30/95            10131.1            10412              10405
12/31/95            10233              10529              10513.2
1/31/96             10325.2            10580              10593.1
2/29/96             10203.1            10497              10513.7
3/31/96             9993.03            10329              10366.5
4/30/96             9938.86            10280              10332.3
5/31/96             9903.87            10284              10326.1
6/30/96             10048.3            10381              10444.4
7/31/96             10163              10472              10543.6
8/31/96             10137.2            10466              10539.4
9/30/96             10303.4            10617              10696.4
10/31/96            10419.6            10732              10823.7
11/30/96            10627.8            10920              11033.7
12/31/96            10571.9            10873              10980.7
1/31/97             10597.6            10873              10998.3
2/28/97             10694.9            10968              11105.5
3/31/97             10544.9            10825              10945
4/30/97             10654              10914              11042.4
5/31/97             10815.5            11070              11219.3
6/30/97             10998              11194              11346.3
7/31/97             11402.3            11530              11686.7
8/31/97             11270.5            11394              11563.9
9/30/97             11445.1            11254              11709.6
10/31/97            11504              11324              11788.1
11/30/97            11562.8            11389              11862.4
12/31/97            11782.7            11570              12051
1/31/98             11960.6            11679              12183.1
2/28/98             11954.9            11672              12183.1
3/31/98             12036.5            11674              12191.6
4/30/98             12009              11602              12129.4
5/31/98             12245              11790              12336.8
6/30/98             12338.7            11829              12386.2
7/31/98             12355.2            11846              12414.7
8/31/98             12594.4            12030              12622
9/30/98             12845.4            12173              12794.9
10/31/98            12850.9            12128              12782.1
11/30/98            12901.7            12164              12829.4
12/31/98            12967              12185              12861.5
1/31/99             13167.1            12321              13023.5
2/28/99             13037.1            12242              12950.6
3/31/99             13032.5            12243              12970
4/30/99             13062.1            12271              13001.2
5/31/99             12931              12174              12911.4
6/30/99             12694.9            11962              12698.4
7/31/99             12724.7            11980              12741.6
8/31/99             12604.2            11830              12621.8
9/30/99             12587.9            11798              12618
10/31/99            12403.3            11617              12447.7
11/30/99            12569.8            11732              12599.5
12/31/99            12466.1            11614              12486.1
1/31/00             12397.5            11520              12412.5
2/29/00             12554.3            11673              12580
3/31/00             12866.9            11938              12902.1
4/30/00             12773.2            11856              12748.6
5/31/00             12667.9            11767              12664.8
6/30/00             12996              12069              13042.2
7/31/00             13168.1            12233              13241.8
8/31/00             13389.4            12421              13469.5
9/30/00             13294              12343              13383.3
10/31/00            13468              12465              13543.9
11/30/00            13544.4            12540              13656.3
12/31/00            13974.3            12861              14034.6
1/31/01             14075.8            12948              14163.7
2/28/01             14128.1            13000              14207.6
3/31/01             14243              13109              14342.6
4/30/01             14032              12925              14157.6
5/31/01             14160.4            13067              14316.2
6/30/01             14264              13170              14419.2
7/31/01             14503.3            13374              14654.3
8/31/01             14776.3            13612              14916.6
9/30/01             14617.5            13510              14844.2
10/31/01            14784.5            13656              15037.2
11/30/01            14616.9            13510              14892.8
12/31/01            14448.8            13364              14726

THE GRAPH INCLUDES THE INITIAL SALES CHARGE ON THE FUND (NO COMPARABLE CHARGE EXISTS FOR THE INDICES) AND ASSUMES ALL DIVIDENDS AND DISTRIBUTIONS FROM THE FUND ARE REINVESTED AT NET ASSET VALUE.


--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------
Portfolio Diversification as of December 31, 2001

        [The table below represents a pie chart in the printed report.]

                        Water/Sewer Revenues        14%
                        Miscellaneous                4%
                        *Short Term                  3%
                        General Obligations         22%
                        Education                    9%
                        Housing                      6%
                        Power Revenue                3%
                        State Agencies               6%
                        Transportation Revenue      33%

                      * Includes cash and other net assets

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                              WITHOUT                 WITH
  CLASS A SHARES                          SALES CHARGE(1)        SALES CHARGE(2)
--------------------------------------------------------------------------------
  Since Inception (8/95)                       6.75%                 5.94%
  5 year                                       6.45                  5.42
  1 year                                       3.39                  (1.52)
================================================================================
  CLASS B SHARES
--------------------------------------------------------------------------------
  Since Inception (10/12/01)                   (2.09)%*              (6.95)%*
================================================================================
  CLASS 2 SHARES
--------------------------------------------------------------------------------
  Since Inception (11/19/01)                   (2.10)%*              (4.08)%*
================================================================================
  CLASS O SHARES
--------------------------------------------------------------------------------
  Since Inception (11/19/01)                   (2.01)%*               N/A
================================================================================
   * NOT ANNUALIZED

     THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT DEDUCTION OF ALL APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A AND 2 SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES) ("CDSC") WITH RESPECT TO CLASS B AND 2 SHARES.

(2) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE. IN ADDITION, CLASS A AND 2 SHARES REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE OF 4.75% AND 1.00%, RESPECTIVELY, AND CLASS B SHARES REFLECT THE DEDUCTION OF A 5.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM INITIAL PURCHASE. CLASS 2 SHARES ALSO REFLECT THE DEDUCTION OF 1.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE.

     ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN THE ORIGINAL COST.

SALOMON BROTHERS
CALIFORNIA TAX FREE
INCOME FUND

INVESTMENT OBJECTIVE AND STRATEGY

The Fund seeks to generate high levels of current income exempt from federal and California State personal income taxes+ and preserve the value of its shareholders' investment.

The Fund invests primarily in investment grade municipal obligations that pay interest that is exempt from federal as well as California personal income tax. Interest on these obligations is also exempt from the federal alternative minimum tax. Municipal obligations are debt securities issued by states, cities, towns and other public entities and qualifying issuers. Under normal market conditions, the Fund invests at least 80% of its assets in these municipal obligations. Issuers of these obligations are usually located in California, but the obligations can also be issued by Puerto Rico and other U.S. territories.

+ A portion of the income may be subject to the Federal Alternative Minimum Tax
(AMT). Consult your personal tax adviser.


DEAR SHAREHOLDER:

We are pleased to provide the annual report for the Salomon Brothers California Tax Free Income Fund (the "Fund") for the year ended December 31, 2001. In this report, we summarize what we believe to be the year's prevailing economic and market conditions and outline our investment objective and strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

The Fund's Class A shares, not including sales charges, returned 2.83% for the year ended December 31, 2001. In comparison, the Lehman California 4 Years Plus Index(1) returned 5.02% for the same period. Please note that past performance is not indicative of future results.

MARKET REVIEW

After enjoying three years of strong economic growth, the U.S. economy began to exhibit signs of slowing in the latter part of 2000. The first week of 2001 marked the beginning of a series of interest rate reductions by the U.S. Federal Reserve Board (the "Fed") designed to combat these signs of a slowdown, foster economic growth and add liquidity to the U.S. financial markets. In response to these discouraging economic signals, the Fed reduced interest rates by 475 basis points(2) during the year, which brought short-term interest rates down to their lowest level in 40 years. This activity was intended to help the economy avoid a recession in the first half of 2001 by making it more attractive for both businesses and consumers to finance new investments and refinance their existing debt obligations.

However, the events of September 11th forced the economy into what appears to be a shallow recession. In response to this economic crisis, the Fed again added liquidity to the U.S. financial system by reducing interest rates. As is the case with most easing campaigns instituted by the Fed, the short and intermediate sections of the yield curve(3) felt the impact most severely. For example, yield on the 2 year U.S. Treasury bond fell from slightly over 5.00% on 12/31/00 to close to 3.00% on 12/31/01(4). The impact on the 30-year U.S. Treasury bond was negligible.

After improving dramatically throughout much of the last five years, the credit rating of many municipal bonds began to deteriorate during 2001. The events of September 11th and a resulting drop in air travel impacted transportation bonds backed by airport facilities. Certain states began to show the effects of the slowing economy as tax receipts fell below expectations. As a result of these trends, the Fund sold most of its lower rated holdings in order to avoid the effects of any further deterioration in credit quality.


----------
(1) THE LEHMAN CALIFORNIA 4 YEARS PLUS INDEX IS A BROAD MEASURE OF MARKET PERFORMANCE. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.
(2)  A BASIS POINT IS 0.01%, OR ONE ONE-HUNDREDTH OF A PERCENT.
(3) THE YIELD CURVE IS THE GRAPHICAL DEPICTION OF THE RELATIONSHIP BETWEEN THE YIELD ON BONDS OF THE SAME CREDIT QUALITY BUT DIFFERENT MATURITIES.
(4)  SOURCE: BLOOMBERG

CALIFORNIA ECONOMIC HIGHLIGHTS

California, like many other states, has been faced with lower tax revenue receipts during the year. Although the state continues to struggle with an energy crisis, in our opinion, the concerns have somewhat diminished and the state remains in relatively sound shape. Higher-than-anticipated wholesale energy prices and the lack of generating capacity throughout the state have resulted in power disruptions. However, there has been weaker industrial energy demand and lower natural gas prices, which have dropped from $10.00 per million British thermal units ("BTUs") to approximately $2.50 per BTU during the year.

The State of California has proposed buying electricity through long-term contracts that would allow the State to more efficiently address demand for its power. This could require the State to authorize the Department of Resources to borrow the money needed to enter into these power contracts. Looking ahead, we believe the State will have to either generate necessary cash through the issuance of new debt or cut its spending. Furthermore, the ailing tech sector contributed to falling tax revenues in California during the year.

MARKET OUTLOOK

The municipal bond market enjoyed two years of favorable returns in 2000 and 2001, largely thanks to the Fed's aggressive rate reductions. In 2002, we anticipate the Fed's policy may change, and that the fed funds rate could rise. Therefore, the Fund remains overweighted in securities that are selling at a premium (versus par or discounted bonds) due to the historic performance characteristics of these types of bonds in rising interest rate environments.

Thank you for your investment in the Salomon Brothers California Tax Free Income Fund.

----------
THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGE 15 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF DECEMBER 31, 2001 AND IS SUBJECT TO CHANGE.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in Class A Shares of the Fund made on inception date would have grown to $11,046 (as of 12/31/01). The graph shows how the Fund compares to its benchmarks over the same period.

--------------------------------------------------------------------------------
  HISTORICAL PERFORMANCE
  CALIFORNIA TAX FREE INCOME FUND -- CLASS A SHARES
  COMPARISON OF $10,000 INVESTMENT
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                       Lipper California  Lehman California
                                       State Municipal    4 Years Plus
                    Class A            Bond Fund Average  Index
                    -------            -----------------  -----------------
11/2/98             9525               10000              10000
11/30/98            9629.78            10042              10044
12/31/98            9640.86            10043              10050
1/31/99             9791.12            10153.5            10172.6
2/28/99             9714.52            10100.7            10135
3/31/99             9736.21            10114.8            10164.4
4/30/99             9732.08            10125.9            10168.5
5/31/99             9615.16            10043.9            10089.1
6/30/99             9447.35            9868.16            9920.65
7/31/99             9476.07            9880               9952.4
8/31/99             9416.98            9744.64            9827
9/30/99             9454.63            9730.03            9839.77
10/31/99            9336.48            9547.1             9682.34
11/30/99            9456.5             9635.89            9801.43
12/31/99            9395.97            9525.08            9682.83
1/31/00             9368.96            9449.83            9639.26
2/29/00             9552.16            9608.59            9810.84
3/31/00             9787.25            9865.14            10087.5
4/30/00             9688.56            9770.43            9923.08
5/31/00             9651.92            9711.81            9897.28
6/30/00             9920.71            9996.36            10211
7/31/00             10045.3            10156.3            10370.3
8/31/00             10312.8            10372.6            10607.8
9/30/00             10234.7            10311.4            10547.3
10/31/00            10329.6            10399.1            10639.1
11/30/00            10382.8            10476              10718.9
12/31/00            10742              10750.5            10986.9
1/31/01             10835.1            10798.9            11085.7
2/28/01             10862.6            10831.3            11112.3
3/31/01             10916.3            10897.4            11197.9
4/30/01             10634.8            10678.3            10961.6
5/31/01             10762.4            10807.5            11125
6/30/01             10829.3            10873.5            11186.1
7/31/01             10974.7            11053.9            11398.7
8/31/01             11280.7            11332.5            11691.6
9/30/01             11184.3            11273.6            11630.4
10/31/01            11360.5            11389.7            11769.9
11/30/01            11205.1            11281.5            11674.6
12/31/01            11045.5            11145              11538


THE GRAPH INCLUDES THE INITIAL SALES CHARGE ON THE FUND (NO COMPARABLE CHARGE EXISTS FOR THE INDICES) AND ASSUMES ALL DIVIDENDS AND DISTRIBUTIONS FROM THE FUND ARE REINVESTED AT NET ASSET VALUE.


--------------------------------------------------------------------------------
  PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

Portfolio Diversification as of December 31, 2001

        [The table below represents a pie chart in the printed report.]

                       Education                     13%
                       Housing                        9%
                       Transportation                17%
                       Utilities                     23%
                       Tax Allocation                 3%
                       Other                          3%
                       General Obligation Bonds      32%

                     * Includes cash and other net assets

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                             WITHOUT                  WITH
  CLASS A SHARES                         SALES CHARGE(1)         SALES CHARGE(2)
--------------------------------------------------------------------------------
  Since Inception (11/98)                        4.79%                   3.19%
  1 year                                         2.83                   (2.06)
================================================================================
  CLASS B SHARES
--------------------------------------------------------------------------------
  Since Inception (10/5/01)                     (2.39)%*                (7.24)%*
================================================================================
* NOT ANNUALIZED

     THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT DEDUCTION OF ALL APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES) ("CDSC") WITH RESPECT TO CLASS B.

(2) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE. IN ADDITION, CLASS A SHARES REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE OF 4.75% AND CLASS B SHARES REFLECT THE DEDUCTION OF A 5.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM INITIAL PURCHASE.

     ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN THE ORIGINAL COST.

SALOMON BROTHERS
NEW YORK TAX FREE INCOME FUND


INVESTMENT OBJECTIVE AND STRATEGY

The Fund seeks to generate high levels of current income exempt from federal, New York State and New York City personal income taxes+ and preserve the value of its shareholders' investment.

The Fund invests primarily in investment grade municipal obligations that pay interest that is exempt from federal as well as New York State and New York City personal income tax. Interest on these obligations is also exempt from the federal alternative minimum tax. Municipal obligations are debt securities issued by states, cities, towns and other public entities and qualifying issuers. Under normal market conditions, the Fund invests at least 80% of its assets in these municipal obligations. Issuers of these obligations are usually located in New York, but the obligations can also be issued by Puerto Rico and other U.S. territories.

+ A portion of the income may be subject to the Federal Alternative Minimum Tax
(AMT). Consult your personal tax adviser.


DEAR SHAREHOLDER:

We are pleased to provide the annual report for the Salomon Brothers New York Tax Free Income Fund (the "Fund") for the year ended December 31, 2001. In this report, we summarize what we believe to be the year's prevailing economic and market conditions and outline our investment objective and strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

The Fund's Class A shares, not including sales charges, returned 3.32% for the year ended December 31, 2001. In comparison, the Lehman Municipal Bond Index(1) returned 5.13% for the same period. Please note that past performance is not indicative of future results.

MARKET REVIEW

After enjoying three years of strong economic growth, the U.S. economy began to exhibit signs of slowing in the latter part of 2000. The first week of 2001 marked the beginning of a series of interest rate reductions by the U.S. Federal Reserve Board (the "Fed") designed to combat these signs of a slowdown, foster economic growth and add liquidity to the U.S. financial markets. In response to these discouraging economic signals, the Fed reduced interest rates by 475 basis points(2) during the year, which brought short-term interest rates down to their lowest level in 40 years. This activity was intended to help the economy avoid a recession in the first half of 2001 by making it more attractive for both businesses and consumers to finance new investments and refinance their existing debt obligations.

However, the events of September 11th forced the economy into what appears to be a shallow recession. In response to this economic crisis, the Fed again added liquidity to the U.S. financial system by reducing interest rates. As is the case with most easing campaigns instituted by the Fed, the short and intermediate sections of the yield curve(3) felt the impact most severely. For example, yield on the 2 year U.S. Treasury bond fell from slightly over 5.00% on 12/31/00 to close to 3.00% on 12/31/01(4). The impact on the 30-year U.S. Treasury bond was negligible.

After improving dramatically throughout much of the last five years, the credit rating of many municipal bonds began to deteriorate during 2001. The events of September 11th and a resulting drop in air travel impacted transportation bonds backed by airport facilities. Certain states began to show the effects of the slowing economy as tax receipts fell below expectations. As a result of these trends, the Fund sold most of its lower rated holdings in order to avoid the effects of any further deterioration in credit quality.


----------
(1) THE LEHMAN MUNICIPAL BOND INDEX IS A BROAD MEASURE OF MUNICIPAL BOND MARKET PERFORMANCE FOR BONDS WITH MATURITIES OF AT LEAST ONE YEAR. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX
(2)  A BASIS POINT IS 0.01%, OR ONE ONE-HUNDREDTH OF A PERCENT.
(3) THE YIELD CURVE IS THE GRAPHICAL DEPICTION OF THE RELATIONSHIP BETWEEN THE YIELD ON BONDS OF THE SAME CREDIT QUALITY BUT DIFFERENT MATURITIES.
(4)  SOURCE: BLOOMBERG

NEW YORK ECONOMIC HIGHLIGHTS

Along with the U.S. economy, New York's economy deteriorated in 2001. In our opinion, the economic effects of the September 11th terrorist attacks, coupled with the severe market downturn, will decrease chances for both the State and City of New York to realize projected revenues. While the full economic effects of the attacks will be difficult to assess, we believe that New York City general obligation bonds and bonds from The Port Authority of New York and New Jersey (which owns the World Trade Center) will be most impacted. It is our understanding that insurance is expected to cover all of the Port Authority's economic losses resulting from the September 11th attacks. Therefore, we expect the Port Authority's long-term credit rating to hinge on other factors besides the World Trade Center, such as how quickly the airline industry rebounds and how quickly toll revenues recover.

Although we anticipate that New York City will experience a decline in revenue and an increase in spending pressures related to the cleanup and redevelopment efforts at the site of the World Trade Center, we feel the City does have the capacity to address its near-term cash flow requirements. New York City recently demonstrated its ability to access the bond market by selling $1.5 billion worth of revenue anticipation notes (RANs)(5).

MARKET OUTLOOK

The municipal bond market enjoyed two years of favorable returns in 2000 and 2001, largely thanks to the Fed's aggressive rate reductions. In 2002, we anticipate the Fed's policy may change, and that the fed funds rate could rise. Therefore, the Fund remains overweighted in securities that are selling at a premium (versus par or discounted bonds) due to the historic performance characteristics of these types of bonds in rising interest rate environments.

Thank you for your investment in the Salomon Brothers New York Tax Free Income Fund.

----------
(5) A REVENUE ANTICIPATION NOTE (RAN) IS THE SHORT-TERM DEBT ISSUE OF A MUNICIPAL ENTITY THAT IS TO BE REPAID OUT OF ANTICIPATED REVENUES SUCH AS SALES TAXES. WHEN THE TAXES ARE COLLECTED, THE RAN IS PAID OFF. INTEREST FROM THE NOTE IS USUALLY TAX-FREE TO RAN HOLDERS.

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 16 THROUGH 17 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF DECEMBER 31, 2001 AND IS SUBJECT TO CHANGE.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in Class A Shares of the Fund made on inception date would have grown to $16,811 (as of 12/31/01). The graph shows how the Fund compares to its benchmarks over the same period.

--------------------------------------------------------------------------------
  HISTORICAL PERFORMANCE
  NEW YORK TAX FREE INCOME FUND -- CLASS A SHARES
  COMPARISON OF $10,000 INVESTMENT
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                       Lipper New York
                                       State Municipal    Lehman Municipal
                    Class A            Bond Fund Avg.     Bond Index
                    -------            ---------------    ----------------
6/30/91             9525               10000              10000
1/31/92             9491.54            9945               10022.8
2/29/92             9515.25            9981.8             10026
3/31/92             9486.27            10013.7            10029.7
4/30/92             9547.35            10119.9            10119
5/31/92             9707.77            10267.6            10238.1
6/30/92             9904.13            10480.2            10409.9
7/31/92             10244.8            10863.7            10722
8/31/92             10096.5            10698.6            10617.4
9/30/92             10131              10730.7            10686.9
10/31/92            9948.11            10552.6            10581.8
11/30/92            10174.9            10811.1            10771.3
12/31/92            10273.4            10949.5            10881.3
1/31/93             10436              11084.2            11007.9
2/28/93             10835.8            11523.1            11406
3/31/93             10746.6            11405.6            11285.4
4/30/93             10828.4            11531              11399.3
5/31/93             10852.6            11611.8            11463.4
6/30/93             11032.3            11806.8            11654.8
7/31/93             11036.3            11803.3            11670
8/31/93             11226.1            12060.6            11912.7
9/30/93             11355.7            12194.5            12048.5
10/31/93            11375.2            12217.7            12071.4
11/30/93            11272.5            12080.8            11965.2
12/31/93            11509              12334.5            12217.6
1/31/94             11620.9            12465.3            12356.9
2/28/94             11334.4            12152.4            12036.9
3/31/94             10820.8            11605.5            11547
4/30/94             10840.8            11617.1            11645.1
5/31/94             10932.3            11731              11746.4
6/30/94             10799.5            11648.9            11678.3
7/31/94             11014.9            11853.9            11892
8/31/94             11066.6            11893              11928.9
9/30/94             10849.4            11664.7            11753.5
10/31/94            10641.8            11410.4            11544.3
11/30/94            10402.5            11100              11335.4
12/31/94            10649.3            11407.5            11584.7
1/31/95             10945.6            11729.2            11916.1
2/28/95             11264.2            12106.8            12262.8
3/31/95             11392.4            12209.7            12403.9
4/30/95             11402.2            12224.4            12418.7
5/31/95             11833.1            12618              12814.9
6/30/95             11670.6            12448.9            12703.4
7/31/95             11725.3            12526.1            12824.1
8/31/95             11879              12667.7            12987
9/30/95             11912.1            12733.5            13068.8
10/31/95            12176.7            12939.8            13258.3
11/30/95            12442.8            13188.3            13478.4
12/31/95            12554.5            13324.1            13607.7
1/31/96             12610.4            13384.1            13711.2
2/29/96             12453.2            13271.6            13617.9
3/31/96             12262.2            13052.7            13443.6
4/30/96             12205.6            12997.8            13406
5/31/96             12227.9            12996.5            13400.6
6/30/96             12365.6            13134.3            13546.7
7/31/96             12478.4            13259.1            13668.6
8/31/96             12440.7            13227.3            13665.9
9/30/96             12658.8            13432.3            13857.2
10/31/96            12773              13566.6            14013.8
11/30/96            13004.7            13810.8            14270.2
12/31/96            12932.2            13740.4            14210.3
1/31/97             12953.6            13736.2            14237.3
2/28/97             13080.9            13859.9            14368.3
3/31/97             12911.9            13681.1            14177.2
4/30/97             13017.3            13800.1            14296.3
5/31/97             13243.1            14005.7            14512.1
6/30/97             13396.8            14147.2            14667.4
7/31/97             13805.8            14578.7            15073.7
8/31/97             13633.3            14409.6            14932
9/30/97             13789.3            14573.8            15109.7
10/31/97            13885.5            14659.8            15206.4
11/30/97            13957.1            14740.4            15296.1
12/31/97            14175.8            14974.8            15519.5

1/31/98             14347              15120.1            15679.3
2/28/98             14319.3            15114              15684
3/31/98             14329.4            15117              15698.1
4/30/98             14245              14997.6            15627.5
5/31/98             14526.6            15267.6            15874.4
6/30/98             14581.1            15325.6            15936.3
7/31/98             14584.9            15347.1            15976.1
8/31/98             14857.4            15603.3            16223.8
9/30/98             15069              15798.4            16426.6
10/31/98            15049.6            15736.8            16426.4
11/30/98            15095              15784              16483.9
12/31/98            15153.2            15815.6            16525.1
1/31/99             15357.1            15989.5            16721.8
2/28/99             15222.9            15898.4            16648.2
3/31/99             15219              15896.8            16671.5
4/30/99             15254.1            15931.8            16713.2
5/31/99             15105.7            15802.7            16616.2
6/30/99             14838.4            15530.9            16377
7/31/99             14876.3            15546.4            16435.9
8/31/99             14742.6            15341.2            16304.4
9/30/99             14741.2            15286              16311
10/31/99            14507.7            15033.8            16134.8
11/30/99            14715.2            15190.1            16305.8
12/31/99            14587.2            15041.3            16183.5
1/31/00             14472.3            14927              16112.3
2/29/00             14682.8            15147.9            16299.2
3/31/00             15044.3            15508.4            16654.5
4/30/00             14900.1            15389              16556.3
5/31/00             14797.6            15275.1            16470.2
6/30/00             15232.4            15692.1            16906.7
7/31/00             15405.7            15911.8            17141.7
8/31/00             15621.4            16152.1            17405.6
9/30/00             15544.4            16048.7            17315.1
10/31/00            15733.8            16220.4            17503.9
11/30/00            15839.7            16343.7            17636.9
12/31/00            16271.3            16806.2            18072.5
1/31/01             16377.7            16918.8            18251.4
2/28/01             16413.3            16974.7            18309.8
3/31/01             16563.7            17113.8            18474.6
4/30/01             16383.7            16901.6            18275.1
5/31/01             16549.9            17094.3            18472.5
6/30/01             16644              17234.5            18596.2
7/31/01             16896.7            17498.2            18871.5
8/31/01             17188.8            17806.1            19182.8
9/30/01             16998.4            17608.5            19117.6
10/31/01            17227.1            17782.8            19335.6
11/30/01            17027.1            17610.3            19182.8
12/31/01            16811.5            17411.3            19000.6

THE GRAPH INCLUDES THE INITIAL SALES CHARGE ON THE FUND (NO COMPARABLE CHARGE EXISTS FOR THE INDICES) AND ASSUMES ALL DIVIDENDS AND DISTRIBUTIONS FROM THE FUND ARE REINVESTED AT NET ASSET VALUE.

--------------------------------------------------------------------------------
  PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

Portfolio Diversification as of December 31, 2001

         [The table below represents a pie chart in the printed report.]

                       Transportation Revenue        28%
                       Other Revenue                  4%
                       Housing Revenue               10%
                       General Obligation Bonds       5%
                       Sales Tax Revenue             11%
                       Water/Sewer Revenue            2%
                       Power Revenue                  6%
                       *Short-Term                    2%
                       State Agencies                32%

                     * Includes cash and other net assets

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                              WITHOUT                 WITH
  CLASS A SHARES                          SALES CHARGE(1)        SALES CHARGE(2)
--------------------------------------------------------------------------------
  10 Year                                      5.88%                 5.37%
  5 year                                       5.35                  4.33
  1 year                                       3.32                  (1.59)
================================================================================
  CLASS B SHARES
--------------------------------------------------------------------------------
  Since Inception (11/19/01)                   (1.88)%*              (6.76)%*
================================================================================
  CLASS O SHARES
--------------------------------------------------------------------------------
  Since Inception (10/29/01)                   (2.04)%*               N/A
================================================================================
* NOT ANNUALIZED

     THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT DEDUCTION OF ALL APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES) ("CDSC") WITH RESPECT TO CLASS B SHARES.

(2) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE. IN ADDITION, CLASS A SHARES REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE OF 4.75% AND CLASS B SHARES REFLECT THE DEDUCTION OF A 5.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM INITIAL PURCHASE.

     ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN THE ORIGINAL COST.

SALOMON BROTHERS
MID CAP FUND

INVESTMENT OBJECTIVE AND STRATEGY

The Fund seeks long-term growth of capital. The Fund normally invests at least 65% of its assets in equity securities of medium sized companies.(2) A company is considered medium sized if its market capitalization is within the range of the market capitalizations of companies in the S&P MidCap 400 Index, an index of medium capitalization stocks. Companies whose capitalizations no longer meet this definition after investment are still considered to be medium sized for purposes of the 65% policy. As of December 31, 2001, the S&P 400 included companies with market capitalizations between $225 million and $10.5 billion. The size of companies in the S&P 400 changes with market conditions and composition of the Index. The Fund's equity securities may include stocks listed in the S&P 400 and also may include other common stocks, securities convertible into common stocks, preferred stocks and warrants.

The manager emphasizes medium sized U.S. companies with good prospects for revenue and earnings growth that meet the manager's valuation criteria. In selecting investments, the manager looks for issuers that are among the leaders in their industries. The manager generally uses a "bottom-up"(3) approach when selecting securities for the Fund.

DEAR SHAREHOLDER:

We are pleased to provide the annual report for the Salomon Brothers Mid Cap Fund (the "Fund") for the period ended December 31, 2001. In this report, we summarize what we believe to be the year's prevailing economic and market conditions and outline our investment objective and strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

SPECIAL SHAREHOLDER NOTICE

With this report we welcome investors to the Salomon Brothers Mid Cap Fund, a fund that was newly organized in 2001. The Fund is managed in a manner that is in all material respects equivalent to the management of its predecessor fund, The Common Stock Fund, a subtrust of The Collective Trust for Citibank's Business and Professional Retirement Plan ("Trust"). The Common Stock Fund was managed by Citibank, N.A. (an affiliate of the Fund's investment manager) since the Trust's inception. The Salomon Brothers Mid Cap Fund commenced operations on September 10, 2001. The average annual total returns cited have been adjusted to reflect the total annual operating expenses of the Class A shares of the Fund. Keep in mind that The Common Stock Fund was not subject to certain investment limitations, diversification requirements and other requirements under the Investment Company Act of 1940 and the Internal Revenue Code that the Fund is subject to, which had they applied, might have adversely affected performance.

PERFORMANCE UPDATE

The Fund's Class A shares, not including sales charges, returned positive 3.65% for the period ended December 31, 2001. In comparison, the S&P MidCap 400 Index ("S&P 400")(1) returned negative 0.62% for the same period. Please note that past performance is not indicative of future results.

MARKET REVIEW

The year 2001 was another good year for the mid-cap sector relative to larger-cap stocks. Whereas the S&P 500 Composite Total Return Index ("S&P 500"),(4) which represents large-cap stocks, was down 11.88%, the S&P 400 was down only 0.62%. During the last two calendar years, the S&P 500 showed back-to-back declines, which investors have not seen since the 1973-1974 time period.

2001 was a year of significant volatility for all areas of equity investing. As measured by the S&P 500 and the Wilshire 5000 Total Market Index(5), the

----------
(1) THE S&P MIDCAP 400 INDEX IS A MARKET-VALUE WEIGHTED INDEX CONSISTING OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(2) INVESTMENTS IN MEDIUM-CAPITALIZATION COMPANIES ARE SUBJECT TO HIGHER VOLATILITY THAN LARGER-CAPITALIZATION COMPANIES.

(3) A "BOTTOM-UP" APPROACH TO INVESTING MEANS THAT THE MANAGER LOOKS PRIMARILY AT INDIVIDUAL COMPANIES AGAINST THE CONTEXT OF BROADER MARKET FORCES.

(4) THE S&P 500 COMPOSITE TOTAL RETURN INDEX ("S&P 500") IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF 500 WIDELY HELD COMMON STOCKS. IT INCLUDES THE REINVESTMENT OF MONTHLY DIVIDENDS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST IN AN INDEX.

(5) THE WILSHIRE 5000 TOTAL MARKET INDEX IS THE BROADEST STOCK MARKET INDICATOR COVERING THE PERFORMANCE OF THE ENTIRE U.S. EQUITY MARKET, WHICH CONSISTS OF OVER 7,000 U.S. HEADQUARTERED EQUITY SECURITIES INDIVIDUALLY WEIGHTED BY MARKET CAPITALIZATION. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

first and third quarters of the year showed low teen negative returns. The second and fourth quarters showed mid single-digit to mid double-digit positive results. These equity market swings reflected the decline of economic growth in the domestic economy and the uncertainty as to the level of slowdown and recovery.

Beginning in the first quarter, the market was generally spooked by signs of slowing business investment, political turmoil and high real interest rates. The U.S. Federal Reserve Board (the "Fed") began to lower the federal funds rate ("fed funds rate")(6) and discount rate(7) during the first quarter, showing a less restrictive monetary policy. During the beginning of the second quarter, additional key interest rate easings by the Fed relieved many fears of economic recession during April.

PORTFOLIO HIGHLIGHTS

The Fund generally has representation in all major economic sectors of its benchmark, the S&P 400. Under normal market conditions, sector weights differ no more than plus or minus 5 percentage points from the S&P 400, with a maximum limit of plus or minus 10 percentage points.

The Fund benefited during the year from its holdings in the defense industry with strong showings from Alliant Techsystems and L-3 Communications. The Fund became more focused on technology service companies that were experiencing steady growth such as Bisys, National Processing and SEI Investments. At the same time, the Fund reduced its exposure to technology companies that were highly dependent on telecommunications and business investment including XO Communications, Sycamore Networks, JDS Uniphase and Vitesse Semiconductor.

MARKET OUTLOOK

With significant monetary and fiscal stimulus now in place, we believe economic growth should resume in the next several months. We are currently in a period of economic transition in which some companies fare better than others in the same industry. In our opinion, stock selection is showing renewed importance.

We believe mid-sized companies will continue to show competitive returns as the sector has over the last several years. We believe that our core strategy, with its centralist approach, will, over the long-term, work well in either growth or value driven markets. The attraction of the mid cap equity class is its characteristic of historically having less volatility than the small capitalization market, with higher returns than the large capitalization market.(8)

Thank you for your investment in the Salomon Brothers Mid Cap Fund.

----------

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. THE INFORMATION PROVIDED IS INTENDED TO DESCRIBE THE MANAGER'S STOCK SELECTION PROCESS AND DOES NOT CONSTITUTE NOR SHOULD IT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL ANY SECURITY. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 18 THROUGH 21 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF DECEMBER 31, 2001 AND IS SUBJECT TO CHANGE.

(6) THE FED FUNDS RATE IS THE INTEREST RATE THAT BANKS WITH EXCESS RESERVES AT A FEDERAL RESERVE DISTRICT BANK CHARGE OTHER BANKS THAT NEED OVERNIGHT LOANS. THE FED FUNDS RATE INDICATES THE DIRECTION OF U.S. INTEREST RATES.

(7) THE DISCOUNT RATE IS THE INTEREST RATE CHARGED BY THE FEDERAL RESERVE BANK ON SHORT-TERM LOANS (USUALLY OVERNIGHT OR WEEKEND) TO BANKS.

(8) INVESTMENTS IN MEDIUM-CAPITALIZATION COMPANIES ARE SUBJECT TO HIGHER VOLATILITY THAN LARGER-CAPITALIZATION COMPANIES.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in Class A shares of the Fund made on inception date would have decreased to $9,769 (as of 12/31/01). The graph shows how the Fund compares to its benchmarks over the same period.

--------------------------------------------------------------------------------
  HISTORICAL PERFORMANCE
  MID CAP FUND -- CLASS A SHARES
  COMPARISON OF $10,000 INVESTMENT
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed report.]

                                     Class A            S & P Mid Cap 400
                                     -------            -----------------
                 11/30/01            9425               10000
                 12/31/01            9769.02            10516.6


THE GRAPH INCLUDES THE INITIAL SALES CHARGE ON THE FUND (NO COMPARABLE CHARGE EXISTS FOR THE INDICES) AND ASSUMES ALL DIVIDENDS AND DISTRIBUTIONS FROM THE FUND ARE REINVESTED AT NET ASSET VALUE.

                  ----------------------------------------------
                            TOP TEN EQUITY HOLDINGS*
                  ----------------------------------------------
                  Sungard Data Systems Inc.                2.2%
                  ..............................................
                  Sepracor Inc,                            1.9%
                  ..............................................
                  Mercantile Bankshares Corp.              1.9%
                  ..............................................
                  L.3 Communications Holdings, Inc.        1.8%
                  ..............................................
                  Alliant Techsystems Inc.                 1.7%
                  ..............................................
                  IDEC Pharmaceuticals Corp.               1.6%
                  ..............................................
                  Gtech Holdings Corp.                     1.6%
                  ..............................................
                  National Comm Finl Corp.                 1.6%
                  ..............................................
                  Compass Bancshares Inc.                  1.6%
                  ..............................................
                  Sealed Air Corp.                         1.6%
                  ..............................................

                * As a percentage of total investment

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                            WITHOUT                  WITH
  CLASS A SHARES                        SALES CHARGE(1)         SALES CHARGE(2)
--------------------------------------------------------------------------------
  Since Inception (11/30/01)                 3.65%                  (2.31)%
================================================================================
  CLASS B SHARES
--------------------------------------------------------------------------------
  Since Inception (12/18/01)                 0.98%                  (4.02)%
================================================================================
  CLASS O SHARES
--------------------------------------------------------------------------------
  10 Year                                   15.12%                 N/A
  5 year                                    18.61%                 N/A
  1 year                                    (6.48)%                N/A
================================================================================
* NOT ANNUALIZED

     THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT DEDUCTION OF ALL APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES) ("CDSC") WITH RESPECT TO CLASS B.

(2) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE. IN ADDITION, CLASS A SHARES REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE OF 5.75% AND CLASS B SHARES REFLECT THE DEDUCTION OF A 5.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM INITIAL PURCHASE.

     ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN THE ORIGINAL COST.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
   MOODY'S                                                                                                 AMOUNT
 BOND RATING  ISSUER                                                                                   (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.4%
GENERAL OBLIGATION BONDS -- 21.6%
Aaa           Cook County, Illinois, 5.625% due 11/15/16 ..........................................        $  250     $   259,582
Aaa           District of Columbia, 5.50% due 06/01/08 ............................................           250         267,673
Aaa           Georgia State, 5.80% due 11/01/16 ...................................................         1,605       1,755,100
Aaa           Hamilton County, Ohio, Sales Tax, 5.75% due 12/01/17 ................................         1,300       1,377,961
Aaa           Illinois State, 5.25% due 5/01/11 ...................................................           250         262,388
Aaa           Illinois State, 6.10% due 1/01/20 ...................................................         1,500       1,615,785
Aaa           Lawton, Michigan Community Schools, 5.50% due 5/01/14 ...............................         1,050       1,096,914
Aa3           Massachusetts State, 6.00% due 2/01/14 ..............................................         3,900       4,358,796
Aa3           Massachusetts State, 6.00% due 6/01/15 ..............................................         2,000       2,228,740
Aa2           New York, New York, 6.125% due 11/15/14 .............................................         1,500       1,647,750
                                                                                                                      -----------
                                                                                                                       14,870,689
                                                                                                                      -----------
EDUCATION -- 9.2%
Aa3           El Paso County, Colorado, School District, 6.375% due 12/01/17 ......................         1,025       1,174,445
A1            Illinois Student Assistance, AMT, 6.40% due 3/01/04 .................................           400         409,176
Aaa           Indiana Secondary Market for Education, AMT, 5.55% due 12/01/05 .....................           300         316,215
A1            Massachusetts State Health Educational Facilities, 6.50% due 12/01/05 ...............           400         440,084
A1            Mississippi Higher Education Student Loan, 6.05% due 9/01/07 ........................           190         194,134
Aaa           Northside, Texas, School District, 6.00% due 8/15/16 ................................         1,150       1,232,110
Aaa           Pennsylvania State Higher Education Authority, 6.125% due 12/15/17 ..................         1,300       1,466,400
Aaa           University of Texas Revenue, 5.75% due 8/15/15 ......................................         1,045       1,100,145
                                                                                                                      -----------
                                                                                                                        6,332,709
                                                                                                                      -----------
HOUSING -- 6.4%
Aaa           Connecticut State Housing and Finance Corp., 5.95% due 5/15/17 ......................         2,000       2,072,580
Aaa           Florida Housing Finance Agency, 6.15% due 07/01/06 ..................................           160         166,149
Aaa           Iowa Finance Authority Single Family Revenue, 6.00%, due 7/1/13 .....................           250         258,458
Aa2           Maine State Housing Authority, AMT, 5.95% due 11/15/11 ..............................           250         256,123
Aaa           New Jersey State Housing Finance Authority, AMT, 4.75% due 10/01/17 .................           900         903,618
Aa1           New York Mortgage Agency Revenue, AMT, 5.90% due 10/01/06 ...........................           500         519,815
Aa2           North Dakota State Housing Finance Agency, AMT, 6.10% due 07/01/13 ..................           245         251,855
                                                                                                                      -----------
                                                                                                                        4,428,598
                                                                                                                      -----------
POWER REVENUE -- 3.4%
Aaa           Sikeston, Missouri, Electrical Revenue, 6.00% due 6/01/14 ...........................         2,000       2,232,260
Aaa           Washington State Public Power Supply, 5.125% due 7/01/17 ............................           100          97,753
                                                                                                                      -----------
                                                                                                                        2,330,013
                                                                                                                      -----------
STATE AGENCIES -- 6.0%
A3            New York State, Dormitory Authority, 5.625% due 5/15/13 .............................         3,020       3,121,532
NR/A          New York State, Dormitory Authority Lease, 6.00% due 7/01/14 ........................           250         271,298
Aaa           New York, Dormitory College/University, AMT, 5.60% due 7/01/06 ......................           700         754,271
                                                                                                                      -----------
                                                                                                                        4,147,101
                                                                                                                      -----------
TRANSPORTATION REVENUE -- 33.2%
Aaa           Austin, Texas, Airport System Revenue, 6.50% due 11/15/05 ...........................           500         549,163
A1            Indiana Transportation Finance Airport Lease, 6.25% due 11/01/03 ....................           650         679,081
Aaa           Los Angeles, California Harbor Department Revenue, AMT, 6.00% due 8/01/03 ...........           285         297,828
Aaa           Massachusetts Bay Transportation Authority, 5.50% due 3/01/14 .......................         5,000       5,338,250
Aaa           Massachusetts Bay Transportation Authority, 5.50% due 3/01/15 .......................         2,500       2,656,525
Aaa           Metropolitan Transit Authority, New York, 6.125% due 4/01/17 ........................         1,000       1,098,510
Aaa           Miami, Dade County, Florida, Aviation, AMT, 5.55% due 10/01/13 ......................           250         261,788
Aaa           Miami, Dade County, Florida, Expressway Authority, 6.00% due 7/01/13 ................         1,500       1,665,375
Aaa           New Jersey Economic Development Authority, 5.75% due 5/01/13 ........................         3,000       3,218,040
Aaa           Niagara, New York, Frontier Transportation Authority, AMT, 5.50% due 4/01/09 ........           250         263,077
Aaa           Port Oakland, California, Port Revenue, AMT, 6.00% due 11/01/05 .....................           250         273,772
Aaa           Regional Transportation Authority of Illinois, 5.75% due 6/01/14 ....................         4,010       4,323,903
Aaa           Regional Transportation Authority of Illinois, 5.75% due 6/01/15 ....................         2,000       2,159,420
                                                                                                                      -----------
                                                                                                                       22,784,732
                                                                                                                      -----------

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (CONTINUED)
SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
   MOODY'S                                                                                                 AMOUNT
 BOND RATING  ISSUER                                                                                   (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------------------------------------
WATER AND SEWER REVENUE -- 13.4%
Aa1           Chicago, Illinois, Metropolitan Water Reclamation District, 5.90% due 12/01/06 ......        $  300     $   328,941
Aaa           Chicago, Illinois, Wastewater Revenue, 6.00% due 1/01/15 ............................         1,000       1,115,320
Aaa           Kansas State, Development Finance Authority, 5.75% due 4/01/14 ......................         2,280       2,454,899
Aaa           Lower Colorado River Authority, Texas, Revenue, 6.00% due 5/15/13 ...................         3,250       3,529,077
Aaa           Passaic Valley, New Jersey, Sewer Commrs, 5.75% due 12/01/07 ........................           280         306,933
Aaa           Pueblo, Colorado, Waterworks Revenue, 6.00% due 11/01/15 ............................         1,165       1,269,768
Aaa           Texas Water Development Board Revenue, 5.00% due 7/15/15 ............................           200         199,802
                                                                                                                      -----------
                                                                                                                        9,204,740
                                                                                                                      -----------
MISCELLANEOUS -- 4.2%
A3            Greater Richmond Convention, 6.00% due 6/15/13 ......................................           250         272,845
NR/BBB+       Indiana Health Facility Hospital Revenue, 5.80% due 8/15/06 .........................           500         522,125
Aaa           Louisiana Public Facilities Authority Revenue, AMT, 6.75% due 9/01/06 ...............           350         361,217
Baa2          Miami County, Ohio, Hospital Facilities Revenue, 5.60% due 5/15/02 ..................            70          70,522
Aaa           New Jersey Sports & Exposition Authority Contractors, 6.00% due 3/01/15 .............         1,500       1,654,275
                                                                                                                      -----------
                                                                                                                        2,880,984
                                                                                                                      -----------
Total Municipal Bonds (Identified Cost $63,742,908) ...............................................                    66,979,566
                                                                                                                      -----------

VARIABLE RATE DEMAND NOTES* AT AMORTIZED COST-- 1.2%
VMIG-1        Gulf Coast Waste Disposal Authority, Texas, 1.95% due 6/01/25 .......................           800         800,000
                                                                                                                      -----------

TOTAL INVESTMENTS (Identified Cost $64,542,908) ...................................................    98.6%           67,779,566
OTHER ASSETS, LESS LIABILITIES ....................................................................     1.4               935,435
                                                                                                      -----           -----------
NET ASSETS ........................................................................................   100.0%          $68,715,001
                                                                                                      =====           ===========

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

AMT -- Subject to Alternative Minimum Tax

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
SALOMON BROTHERS CALIFORNIA TAX FREE INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
   MOODY'S                                                                                                 AMOUNT
 BOND RATING  ISSUER                                                                                   (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.9%
GENERAL OBLIGATION BONDS -- 32.5%
A1            California State, 5.25% due 10/01/14 ................................................        $  500     $   510,500
Aaa           Pomona, California University School District, 6.25% due 02/01/15 ...................           445         513,205
Aaa           Pomona, California University School District, 6.30% due 02/01/16 ...................           480         555,715
Aaa           Pomona, California University School District, 6.50% due 08/01/19 ...................         2,075       2,396,625
Aaa           Puerto Rico Commonwealth, 6.25% due 07/01/12 ........................................         1,150       1,328,296
                                                                                                                      -----------
                                                                                                                        5,304,341
                                                                                                                      -----------
EDUCATION -- 12.5%
Aaa           Glendale, California University School District, 5.75% due 09/01/13 .................         1,000       1,102,980
Aaa           Placer, California University High School District, 6.00% due 08/01/14 ..............           250         276,050
Aaa           San Bernardino, California University School District, 5.625% due 08/01/15 ..........           625         675,400
                                                                                                                      -----------
                                                                                                                        2,054,430
                                                                                                                      -----------
HOUSING -- 9.0%
Aaa           California Housing Finance Agency, AMT, 4.80% due 08/01/12 ..........................           435         440,498
Aaa           California Housing Finance Agency, AMT, 5.85% due 08/01/17 ..........................         1,000       1,036,230
                                                                                                                      -----------
                                                                                                                        1,476,728
                                                                                                                      -----------
TAX ALLOCATION -- 3.1%
Aaa           San Jose California Redevelopment Tax Allocation Agency, 6.125% due 08/01/05 ........           500         513,390
                                                                                                                      -----------
TRANSPORTATION REVENUE -- 16.6%
Aaa           California Bay Area Government Rapid Transit Revenue, 4.00% due 06/15/08 ............           500         502,635
Aaa           Intermodal Container Transfer, 5.75% due 11/01/14 ...................................         2,000       2,222,860
                                                                                                                      -----------
                                                                                                                        2,725,495
                                                                                                                      -----------
UTILITIES -- 23.2%
Aaa           Fresno, California, Sewer Revenue, 6.25% due 09/01/14 ...............................         1,000       1,157,960
Aaa           Puerto Rico Commonwealth Aqueduct Sewer, 6.25% due 07/01/13 .........................         1,500       1,740,840
Aa3           Sacramento County, California, Sanitation District, 6.00% due 12/01/14 ..............           250         277,583
Aa3           San Diego County, California, Water Revenue, 5.75% due 05/01/12 .....................           560         621,175
                                                                                                                      -----------
                                                                                                                        3,797,558
                                                                                                                      -----------

TOTAL MUNICIPAL BONDS (Identified Cost $14,947,531) ...............................................    96.9%           15,871,942
OTHER ASSETS, LESS LIABILITIES ....................................................................     3.1               512,063
                                                                                                      -----           -----------
NET ASSETS ........................................................................................   100.0%          $16,384,005
                                                                                                      =====           ===========

AMT -- Subject to Alternative Minimum Tax

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
   MOODY'S                                                                                                 AMOUNT
 BOND RATING  ISSUER                                                                                   (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.7%
GENERAL OBLIGATION BONDS -- 5.2%
A2            New York City, NY, Series A, 6.25% due 8/01/12 ......................................        $3,200     $ 3,487,680
A2            New York City, NY, Series B, Unrefunded, 6.375% due 8/15/11 .........................         1,185       1,286,116
A2            New York State, 5.75% due 8/01/14 ...................................................         2,450       2,561,794
                                                                                                                      -----------
                                                                                                                        7,335,590
                                                                                                                      -----------
HOUSING REVENUE -- 9.9%
A3            New York State Housing Finance Agency, ETM, 5.875% due 9/15/14 ......................         4,000       4,233,562
Aaa           New York State Housing Finance Agency, ETM, 7.90% due 11/01/06 ......................         5,750       6,464,322
Aa1           New York State Mortgage Agency Revenue, AMT, 5.35% due 10/01/18 .....................         3,200       3,210,816
                                                                                                                      -----------
                                                                                                                       13,908,700
                                                                                                                      -----------
POWER REVENUE -- 5.5%
Aaa           Long Island Power Authority, NY, Zero Coupon, 12/01/11 ..............................         1,990       1,244,984
Aaa           Long Island Power Authority, NY, Zero Coupon, 6/01/15 ...............................         3,280       1,656,564
Aaa           Long Island Power Authority, NY, Zero Coupon, 6/01/18 ...............................         3,000       1,269,600
Aaa           Long Island Power Authority, NY, Zero Coupon, 6/01/22 ...............................         4,000       1,342,960
Baa1          Puerto Rico Electric Power Authority, 5.25% due 7/01/21 .............................           900         893,484
Aaa           Puerto Rico Electric Power Authority, 5.50% due 7/01/14 .............................         1,250       1,297,288
                                                                                                                      -----------
                                                                                                                        7,704,880
                                                                                                                      -----------
SALES TAX REVENUE -- 11.3%
Aa2           New York City Transitional, NY, Series A, 5.00% due 5/01/08 .........................         1,640       1,713,046
Aa2           New York City Transitional, NY, Series A, 5.75% due 2/15/14 .........................         1,000       1,067,190
Aa2           New York City Transitional, NY, Series A, 5.875% due 11/01/14 .......................         1,000       1,076,870
Aaa           New York City Transitional, NY, Series A, 6.00% due 8/15/15 .........................         5,000       5,450,150
Aa2           New York City Transitional, NY, Series A, 5.75% due 2/15/16 .........................         5,000       5,287,650
Aa2           New York City Transitional, NY, Series C, 5.50% due 2/01/10 .........................         1,250       1,332,937
                                                                                                                      -----------
                                                                                                                       15,927,843
                                                                                                                      -----------
STATE AGENCIES -- 31.6%
Aaa           New York State Dormitory Authority, City University, 5.60% due 7/01/10 ..............         6,050       6,390,796
Aaa           New York State Dormitory Authority, City University, 5.75% due 5/15/17 ..............         1,000       1,079,690
A3            New York State Dormitory Authority, Mental Health Services, 6.50% due 2/15/11 .......         1,610       1,877,308
Aaa           New York State Dormitory Authority, New York University, 5.375% due 7/01/12 .........           500         524,965
Aaa           New York State Dormitory Authority, New York University, 5.75% due 7/01/15 ..........         1,000       1,090,430
Aaa           New York State Dormitory Authority, New York University, 5.75% due 7/01/27 ..........         6,300       6,814,332
Aaa           New York State Dormitory Authority, 5.50% due 1/15/14 ...............................           825         862,958
Aaa           New York State Dormitory Authority, 5.75% due 7/01/18 ...............................         3,000       3,240,150
Aaa           New York State Dormitory Authority, 5.50% due 7/01/18 ...............................         1,000       1,027,520
Aaa           New York State Dormitory Authority, Saint Joseph's Hospital, 5.25% due 7/01/18 ......         2,000       1,995,620
A3            New York State Dormitory Authority, State University, 5.25% due 5/15/13 .............         2,030       2,101,963
A3            New York State Dormitory Authority, State University, 5.40% due 5/15/23 .............         1,690       1,679,285
Aaa           New York State Dormitory Authority, State University, 5.50% due 11/01/14 ............         4,000       4,261,600
Aaa           New York State Dormitory Authority, State University, 5.75% due 7/01/13 .............         1,515       1,632,125
Aaa           New York State Dormitory Authority, State University, 6.00% due 7/01/15 .............         1,160       1,256,303
A3            New York State Local Government Assistance, 5.50% due 4/01/17 .......................         3,000       3,155,130
A3            New York State Local Government Assistance, Series A, 5.25% due 4/01/19 .............         1,900       1,891,317
A3            New York State Local Government Assistance, Series E, 6.00% due 4/01/14 .............         2,000       2,212,240
A3            New York State Urban Development Authority, Youth Facilities, 5.875% due 4/01/09 ....         1,245       1,313,413
                                                                                                                      -----------
                                                                                                                       44,407,145
                                                                                                                      -----------
TRANSPORTATION REVENUE -- 27.8%
Baa1          Metropolitan Transportation Authority, NY, 5.50% due 7/01/12 ........................         2,380       2,500,334
A3            Metropolitan Transportation Authority, NY, 5.75% due 7/01/13 ........................         4,000       4,354,800
Aaa           Metropolitan Transportation Authority, NY, 6.125% due 4/01/17 .......................         2,000       2,197,020
Aaa           Metropolitan Transportation Authority, NY, 5.125% due 7/01/17 .......................         2,300       2,302,346
Aaa           Metropolitan Transportation Authority, NY, 5.500% due 7/01/17 .......................         1,000       1,057,900
Aaa           New York City Transportation Authority, 5.625% due 1/01/14 ..........................         2,500       2,634,250
Aaa           New York City Transportation Authority, 5.625% due 1/01/15 ..........................         1,000       1,049,250
A3            New York State Thruway Authority, 6.00% due 4/01/11 .................................         7,415       8,133,736
Aa3           New York State Thruway Authority, Series E, 5.25% due 1/01/13 .......................         5,275       5,445,119

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          PRINCIPAL
   MOODY'S                                                                                                 AMOUNT
 BOND RATING  ISSUER                                                                                   (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------------------------------------
Aaa           New York State Thruway Authority, Local Highway, Series B, 5.375% due 4/01/13 .......        $4,370     $ 4,555,507
Aaa           Puerto Rico Commonwealth Highway Authority, 5.50% due 7/01/15 .......................         1,000       1,082,390
Aaa           Puerto Rico Commonwealth Highway Authority, 5.50% due 7/01/13 .......................         1,250       1,367,075
Aaa           Puerto Rico Commonwealth Highway Authority, 6.25% due 7/01/14 .......................         2,000       2,317,120
                                                                                                                      -----------
                                                                                                                       38,996,847
                                                                                                                      -----------
WATER AND SEWER REVENUE -- 2.2%
Aaa           New York State Environmental Facilities, 7.50% due 6/15/12 ..........................         3,000       3,038,880
                                                                                                                      -----------
OTHER REVENUE -- 4.2%
Aa2           New York City Housing Development Corp., 5.625% due 5/01/12 .........................         2,275       2,353,601
Aa2           New York City Housing Development Corp., 6.10% due 11/01/19 .........................         1,645       1,721,311
N/R           New York City Industrial Development Agency
              College Mount Saint Vincent, 7.00% due 5/01/08 ......................................           660         690,406
Aaa           Puerto Rico Public Finance Corp., 5.50% due 8/01/17 .................................         1,100       1,154,208
                                                                                                                      -----------
                                                                                                                        5,919,526
                                                                                                                      -----------
Total Municipal Bonds (Identified Cost $132,515,583) ..............................................                   137,239,411
                                                                                                                      -----------
VARIABLE RATE DEMAND NOTES* AT AMORTIZED COST--0.7%
VMIG-1        Nassau County, New York, Industrial Development Agency, 1.80% due 1/01/34 ...........           400         400,000
VMIG-1        New York State Energy Research & Development Authority, 1.95% due 12/01/23 ..........           500         500,000
                                                                                                                      -----------
                                                                                                                          900,000
                                                                                                                      -----------

TOTAL INVESTMENTS (Identified Cost $133,415,583) ..................................................    98.4%          138,139,411
OTHER ASSETS, LESS LIABILITIES ....................................................................     1.6             2,291,692
                                                                                                      -----          ------------
NET ASSETS ........................................................................................   100.0%         $140,431,103
                                                                                                      =====          ============

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

ETM -- Escrow to Maturity for timely payment of principal.

AMT -- Subject to Alternative Minimum Tax

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
SALOMON BROTHERS MID CAP FUND

--------------------------------------------------------------------------------
   SHARES     SECURITY                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.8%
AIR FREIGHT & COURIERS -- 1.2%
 4,960      Expeditors International of Washington, Inc. .........  $   282,472
                                                                    -----------
BIOTECHNOLOGY -- 5.9%
 4,600      Alkermes Inc. ........................................      121,256
 5,500      IDEC Pharmaceuticals Corp.* ..........................      379,115
 9,560      Millennium Pharmaceuticals, Inc.* ....................      234,316
 3,250      Myriad Genetics, Inc.* ...............................      171,080
 7,770      Sepracor Inc.* .......................................      443,356
                                                                    -----------
                                                                      1,349,123
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.8%
 2,265      DST Systems, Inc.* ...................................      112,910
 8,245      GTECH Holdings Corp.* ................................      373,416
10,855      National Processing, Inc.* ...........................      352,788
 5,435      Robert Half International Inc.* ......................      145,114
 2,880      The BYSYS Group, Inc.* ...............................      184,291
 4,440      Valassis Communications, Inc.* .......................      158,153
                                                                    -----------
                                                                      1,326,672
                                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.1%
 6,200      McData Corp.* ........................................      151,900
 6,220      Powerwave Technologies, Inc.* ........................      107,482
                                                                    -----------
                                                                        259,382
                                                                    -----------
CONSUMER DISCRETIONARY -- 3.4%
 6,045      Callaway Golf Co. ....................................      115,762
 5,700      Fortune Brands, Inc. .................................      225,663
 4,440      Gentex Corp.* ........................................      118,681
 8,770      Leggett & Platt, Inc. ................................      201,710
 3,130      The Timberland Co.* ..................................      116,060
                                                                    -----------
                                                                        777,876
                                                                    -----------
CONSUMER STAPLES -- 2.4%
 7,000      Coca-Cola Enterprises Inc. ...........................      132,580
 8,510      Hormel Foods Corp. ...................................      228,664
 4,675      McCormick & Co., Inc. ................................      196,210
                                                                    -----------
                                                                        557,454
                                                                    -----------
DEFENSE -- 4.6%
 5,032      Alliant Techsystems Inc.* ............................      388,470
 4,100      DRS Technologies, Inc.* ..............................      146,165
 4,200      EDO Corp. ............................................      111,090
 4,665      L-3 Communications Holding Corp.* ....................      419,850
                                                                    -----------
                                                                      1,065,575
                                                                    -----------
ELECTRICAL EQUIPMENT -- 1.5%
 3,615      Harris Corp. .........................................      110,294
 7,300      Molex Inc. ...........................................      225,935
                                                                    -----------
                                                                        336,229
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENT -- 1.2%
 4,200      PerkinElmer, Inc. ....................................      147,084
 3,105      Waters Corp.* ........................................      120,319
                                                                    -----------
                                                                        267,403
                                                                    -----------

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
SALOMON BROTHERS MID CAP FUND

--------------------------------------------------------------------------------
   SHARES     SECURITY                                                 VALUE
--------------------------------------------------------------------------------
ENERGY -- 6.0%
 7,690      B.J. Services Co.* ...................................  $   249,540
 6,225      Grant Pride Inc.* ....................................       71,588
13,115      Hanover Compressor Co.* ..............................      331,285
 6,220      Nabors Industries Inc.* ..............................      213,533
 3,250      Smith International Inc.* ............................      174,265
 9,225      Weatherford International, Inc.* .....................      343,723
                                                                    -----------
                                                                      1,383,934
                                                                    -----------
FINANCIALS -- 12.0%
 7,100      Alliance Capital Management Holding LP ...............      343,072
 7,400      Banknorth Group, Inc. ................................      166,648
12,985      Compass Bancshares Inc. ..............................      367,476
 4,165      M & T Bank Corp. .....................................      303,420
 3,510      Marshall & Ilsley Corp. ..............................      222,113
10,020      Mercantile Bankshares Corp. ..........................      431,261
14,660      National Commerce Financial Corp. ....................      370,898
 6,920      SEI Investments Co. ..................................      312,161
 5,895      Westamerica Bancorporation ...........................      233,265
                                                                    -----------
                                                                      2,750,314
                                                                    -----------
HEALTHCARE -- 3.4%
 4,500      Dianon Systems, Inc.* ................................      273,600
 2,445      Laboratory Corp. of American Holdings* ...............      197,678
 3,710      Lincare Holdings Inc.* ...............................      106,292
 8,275      Manor Care, Inc.* ....................................      196,200
                                                                    -----------
                                                                        773,770
                                                                    -----------
HOTELS RESTAURANTS & LEISURE -- 2.0%
 2,500      Four Seasons Hotels Inc. .............................      116,900
 7,855      Outback Steakhouse, Inc.* ............................      269,034
 4,265      Starbucks Corp.* .....................................       81,248
                                                                    -----------
                                                                        467,182
                                                                    -----------
INDUSTRIALS -- 3.3%
 2,645      Carlisle Companies Inc. ..............................       97,812
 7,835      Dal-Tile International Inc.* .........................      182,164
 4,500      Lafarge North America Inc. ...........................      169,065
 4,100      Mercury Computer Systems, Inc.* ......................      160,351
 8,965      Royal Caribbean Cruises Ltd. .........................      145,233
                                                                    -----------
                                                                        754,625
                                                                    -----------
INSURANCE -- 6.0%
 3,670      Everest Re Group, Ltd. ...............................      259,469
14,430      Ohio Casualty Corp.* .................................      231,602
 9,075      Old Republic International Corp. .....................      254,191
 5,400      PartnerRe Ltd. .......................................      291,600
 9,000      Philadelphia Consolidated Holding Corp.* .............      339,390
                                                                    -----------
                                                                      1,376,252
                                                                    -----------
IT CONSULTING & SERVICES -- 3.5%
 3,400      CACI International Inc.* .............................      134,249
17,855      SunGard Data Systems Inc.* ...........................      516,545
11,600      Unisys Corp.* ........................................      145,464
                                                                    -----------
                                                                        796,258
                                                                    -----------
MACHINERY -- 3.9%
 3,720      Danaher Corp. ........................................      224,353
 4,800      PACCAR Inc. ..........................................      314,976
 4,500      Pentair, Inc. ........................................      164,295
 1,500      SPX Corp. ............................................      205,350
                                                                    -----------
                                                                        908,974
                                                                    -----------

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001 (CONTINUED)
SALOMON BROTHERS MID CAP FUND
--------------------------------------------------------------------------------
   SHARES     SECURITY                                                 VALUE
--------------------------------------------------------------------------------
MATERIALS -- 4.0%
 3,085      Albemarle, Corp. .....................................  $    74,040
 4,060      Cabot Corp. ..........................................      144,942
13,120      Pactiv Corp.* ........................................      232,880
 9,000      Sealed Air Corp.* ....................................      367,380
 2,005      Temple Inland Inc. ...................................      113,744
                                                                    -----------
                                                                        932,986
                                                                    -----------
MEDIA -- 4.2%
 9,850      Hispanic Broadcasting Corp.* .........................      251,175
 5,300      Macrovision Corp.* ...................................      186,666
 4,200      The E.W. Scripps Co. .................................      277,200
 8,240      Westwood One, Inc.* ..................................      247,612
                                                                    -----------
                                                                        962,653
                                                                    -----------
PHARMACEUTICALS -- 3.4%
 3,780      Andrx Group* .........................................      266,150
 3,335      Barr Laboratories, Inc.* .............................      264,666
 3,770      Medicis Pharmaceutical Corp.* ........................      243,504
                                                                    -----------
                                                                        774,320
                                                                    -----------
RETAIL -- 1.9%
 4,980      Abercrombie & Fitch Co.* .............................      132,119
 6,525      Barnes & Nobles Inc.* ................................      193,140
 3,550      The Neiman Marcus Group, Inc. ........................      110,299
                                                                    -----------
                                                                        435,558
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.3%
13,700      Asyst Technologies, Inc.* ............................      174,812
10,675      Axcelis Technologies, Inc.* ..........................      137,601
 3,650      Microchip Technology Inc.* ...........................      141,401
 9,050      PMC Sierra, Inc.* ....................................      192,403
 5,205      RF Micro Devices, Inc.* ..............................      100,092
 4,105      Semtech Corp.* .......................................      146,507
 7,830      Teradyne, Inc.* ......................................      235,996
 8,220      TriQuint Semiconductor, Inc.* ........................      100,777
                                                                    -----------
                                                                      1,229,589
                                                                    -----------
SOFTWARE -- 6.1%
 3,075      Electronic Arts Inc.* ................................      184,346
10,200      Gartner, Inc.* .......................................      119,238
12,800      Jack Henry & Associates, Inc. ........................      279,552
 5,340      Mercury Interactive Corp.* ...........................      181,453
 6,240      National Instruments Corp.* ..........................      233,750
 3,375      Siebel Systems Inc. ..................................       94,433
 3,130      Synopsys, Inc.* ......................................      184,889
 2,400      THQ Inc.* ............................................      116,328
                                                                    -----------
                                                                      1,393,989
                                                                    -----------
TELECOMMUNICATIONS SERVICES -- 1.0%
 5,275      CenturyTel, Inc. .....................................      173,020
 1,495      United States Cellular Corp.* ........................       67,649
                                                                    -----------
                                                                        240,669
                                                                    -----------
UTILITIES -- 4.7%
 5,310      Allegheny Energy, Inc. ...............................      192,328
 3,185      Black Hills Corp. ....................................      107,780
 6,440      Cleco Corp. ..........................................      141,487
 5,995      Kinder Morgan, Inc. ..................................      333,861
11,510      Teco Energy Inc. .....................................      302,022
                                                                    -----------
                                                                      1,077,478
                                                                    -----------
TOTAL COMMON STOCK (Identified Cost $20,297,490) .................   22,480,737
                                                                    -----------

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
SALOMON BROTHERS MID CAP FUND

--------------------------------------------------------------------------------
FACE
AMOUNT        SECURITY                                                 VALUE
--------------------------------------------------------------------------------


REPURCHASE AGREEMENT -- 2.3%

$540,000      State Street Bank Repurchase Agreement
              1.60% due 1/2/02; proceeds at maturity $540,048
              (Fully collateralized by United States Treasury
              Bond, 7.25% due 8/15/22 valued at $547,102)
              (Identified Cost-- $540,000) ......................   $   540,000
                                                                    ------------
TOTAL INVESTMENTS-- 100%
  (Identified Cost-- $20,837,490) ........................ 100.1%   $23,020,737
OTHER ASSETS, LESS LIABILITIES ...........................  (0.1)       (26,296)
                                                           -----    -----------
NET ASSETS ............................................... 100.0%   $22,994,441
                                                           =====    ===========


* Non-income producing security.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                                                             SALOMON BROTHERS
                                                                          ---------------------------------------------------------
                                                                           NATIONAL       CALIFORNIA      NEW YORK
                                                                           TAX FREE        TAX FREE       TAX FREE           MID
                                                                          INCOME FUND     INCOME FUND    INCOME FUND      CAP FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at cost ...............................................   $64,542,908    $14,947,531    $133,415,583    $20,837,490
                                                                          ===========    ===========    ============    ===========
   Investments, at value ..............................................   $67,779,566    $15,871,942    $138,139,411    $23,020,737
   Cash ...............................................................       260,396        289,673         343,062         75,196
   Interest and Dividend receivable ...................................       824,190        303,142       2,461,516          9,197
   Receivable for shares of beneficial interest sold ..................        16,707             73          10,074          8,719
   Receivable for securities sold .....................................            --             --              --        208,437
   Receivable from Manager (Note 9) ...................................        21,949             --              --             --
                                                                          -----------    -----------    ------------    -----------
   TOTAL ASSETS .......................................................    68,902,808     16,464,830     140,954,063     23,322,286
                                                                          -----------    -----------    ------------    -----------
LIABILITIES:
   Payable for securities purchased ...................................            --             --              --        254,428
   Payable for shares of beneficial interest repurchased ..............        22,017             --         284,945         18,317
   Dividends payable ..................................................        53,648          8,646         122,874             --
   Distribution fees payable ..........................................        17,968          3,550          30,048             --
   Accrued expenses and other liabilities .............................        94,174         68,629          85,093         55,100
                                                                          -----------    -----------    ------------    -----------
   TOTAL LIABILITIES ..................................................       187,807         80,825         522,960        327,845
                                                                          -----------    -----------    ------------    -----------
TOTAL NET ASSETS ......................................................   $68,715,001    $16,384,005    $140,431,103    $22,994,441
                                                                          ===========    ===========    ============    ===========
NET ASSETS:
   Par value of capital share .........................................   $        --    $        --    $         --    $     1,396
   Paid-in capital ....................................................    75,882,143     18,865,851     150,657,764     21,041,159
   Undistributed net investment income ................................         1,198             --          44,145             --
   Accumulated net realized loss on security transactions .............   (10,404,998)    (3,406,257)    (14,994,634)      (231,361)
   Net unrealized appreciation of investments .........................     3,236,658        924,411       4,723,828      2,183,247
                                                                          -----------    -----------    ------------    -----------
TOTAL NET ASSETS ......................................................   $68,715,001    $16,384,005    $140,431,103    $22,994,441
                                                                          ===========    ===========    ============    ===========
SHARES OF BENEFICIAL INTEREST:
   Class A shares .....................................................     5,609,682      1,605,759      12,469,987          2,835
                                                                          ===========    ===========    ============    ===========
   Class B shares .....................................................       412,975          5,153           1,278            744
                                                                          ===========    ===========    ============    ===========
   Class 2 shares .....................................................       118,013             --              --             --
                                                                          ===========    ===========    ============    ===========
   Class O shares .....................................................        32,492             --              87      1,392,028
                                                                          ===========    ===========    ============    ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE:
CLASS A SHARES
   Net asset value ....................................................   $     11.13    $     10.17    $      11.26    $     16.47
                                                                          ===========    ===========    ============    ===========
   Maximum Offering Price per share (based on maximum sales
     charge of 4.75%, 4.75%, 4.75% and 5.75%, respectively) ...........   $     11.69    $     10.68    $      11.82    $     17.47
                                                                          ===========    ===========    ============    ===========
CLASS B SHARES
   Net asset value and offering price* ................................   $     11.14    $     10.18    $      11.26    $     16.47
                                                                          ===========    ===========    ============    ===========
CLASS 2 SHARES
   Net asset value ....................................................   $     11.13             --              --             --
                                                                          ===========    ===========    ============    ===========
   Maximum Offering Price per share
     (based on maximum sales charge of 1.00%) .........................   $     11.24             --              --             --
                                                                          ===========    ===========    ============    ===========
CLASS O SHARES
   Net asset value, offering price and redemption price per share .....   $     11.13             --    $      11.25    $     16.48
                                                                          ===========    ===========    ============    ===========


----------
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                             SALOMON BROTHERS
                                                                            -------------------------------------------------------
                                                                             NATIONAL      CALIFORNIA     NEW YORK
                                                                             TAX FREE       TAX FREE      TAX FREE          MID
                                                                            INCOME FUND    INCOME FUND   INCOME FUND     CAP FUND*
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest ..............................................................   $3,372,056     $ 895,590     $8,351,846    $    8,343
   Dividends .............................................................           --            --             --        51,935
                                                                             ----------     ---------     ----------    ----------
   Total Investment Income ...............................................    3,372,056       895,590      8,351,846        60,278
                                                                             ----------     ---------     ----------    ----------
EXPENSES:
   Management fees (Note 2) ..............................................      456,611        92,442      1,084,367        49,475
   Audit and legal .......................................................      187,950       145,604        130,338        98,900
   Distribution/Service fees .............................................      170,956        46,206        392,088             5
   Blue Sky fees .........................................................       53,605        44,870         58,044         3,029
   Shareholder Servicing Fees ............................................       48,546        30,377        102,419         2,181
   Shareholder reports ...................................................       29,909        33,692         33,379         8,667
   Custody and fund accounting fees ......................................       27,479        43,226         67,053        23,940
   Trustees' fees ........................................................       22,015         2,558         17,024         2,250
   Other .................................................................       17,548        12,852         15,145         7,279
                                                                             ----------     ---------     ----------    ----------
   TOTAL EXPENSES ........................................................    1,014,619       451,827      1,899,857       195,726
   Less: Management fee waiver (Note 2) ..................................     (361,677)      (92,442)      (638,912)      (49,475)
   Less: Expenses assumed by the Manager (Note 9) ........................     (117,550)     (209,491)            --       (75,000)
   Less: Fees paid indirectly (Note 1f) ..................................           --        (1,943)        (6,260)           --
                                                                             ----------     ---------     ----------    ----------
   NET EXPENSES ..........................................................      535,392       147,951      1,254,685        71,251
                                                                             ----------     ---------     ----------    ----------
NET INVESTMENT INCOME (LOSS) .............................................    2,836,664       747,639      7,097,161       (10,973)
                                                                             ----------     ---------     ----------    ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains (losses) on investment transactions ................      399,145       435,849         40,660      (231,361)
   Net unrealized appreciation (depreciation) of investments (Note 6) ....     (551,999)     (689,613)    (1,767,801)    2,183,247
                                                                             ----------     ---------     ----------    ----------
NET GAINS (LOSSES) ON INVESTMENTS ........................................     (152,854)     (253,764)    (1,727,141)    1,951,886
                                                                             ----------     ---------     ----------    ----------
INCREASE IN NET ASSETS FROM OPERATIONS ...................................   $2,683,810     $ 493,875     $5,370,020    $1,940,913
                                                                             ==========     =========     ==========    ==========

----------
* For the period September 10, 2001 (commencement of Operations) to December 31, 2001

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                             SALOMON BROTHERS
                                                                      -------------------------------------------------------------
                                                                       NATIONAL       CALIFORNIA       NEW YORK
                                                                       TAX FREE        TAX FREE        TAX FREE            MID
                                                                      INCOME FUND     INCOME FUND     INCOME FUND       CAP FUND
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ...................................   $ 2,836,664     $   747,639     $  7,097,161     $   (10,973)
   Net realized gain (loss) .......................................       399,145         435,849           40,660        (231,361)
   Net unrealized appreciation (depreciation) (Note 6) ............      (551,999)       (689,613)      (1,767,801)      2,183,247
                                                                      -----------     -----------     ------------     -----------
   INCREASE IN NET ASSETS FROM OPERATIONS .........................     2,683,810         493,875        5,370,020       1,940,913
                                                                      -----------     -----------     ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income (Class A) ................................    (2,886,241)       (747,291)      (7,427,145)             --
   Net investment income (Class B) ................................       (18,898)           (348)             (68)             --
   Net investment income (Class 2) ................................        (5,833)             --               --              --
   Net investment income (Class O) ................................        (2,049)             --               (9)             --
                                                                      -----------     -----------     ------------     -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ......    (2,913,021)       (747,639)      (7,427,222)             --
                                                                      -----------     -----------     ------------     -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
   Net proceeds from sale of shares (Note 6) ......................    12,554,387         254,063        5,300,546      21,548,543
   Net asset value of shares issued for reinvestment of dividends .     2,740,816         730,416        6,911,088              --
   Cost of shares repurchased .....................................   (19,226,143)     (5,094,659)     (42,143,134)       (495,015)
                                                                      -----------     -----------     ------------     -----------
   NET INCREASE (DECREASE) IN NET ASETS FROM TRANSACTIONS
     IN SHARES OF BENEFICIAL INTEREST .............................    (3,930,940)     (4,110,180)     (29,931,500)     21,053,528
                                                                      -----------     -----------     ------------     -----------
INCREASE (DECREASE) IN NET ASSETS .................................    (4,160,151)     (4,363,944)     (31,988,702)     22,994,441

NET ASSETS:
   Beginning of period ............................................    72,875,152      20,747,949      172,419,805              --
                                                                      -----------     -----------     ------------     -----------
   END OF PERIOD+ .................................................   $68,715,001     $16,384,005     $140,431,103     $22,994,441
                                                                      -----------     -----------     ------------     -----------
+ Includes undistributed net investment income of: ................   $     1,198     $        --     $     44,145     $        --
                                                                      ===========     ===========     ============     ===========


----------
* Salomon Brothers Mid Cap Fund commenced operations on September 10, 2001

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                                                     SALOMON BROTHERS
                                                                                        -------------------------------------------
                                                                                          NATIONAL      CALIFORNIA      NEW YORK
                                                                                          TAX FREE       TAX FREE       TAX FREE
                                                                                         INCOME FUND    INCOME FUND    INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ............................................................   $  4,030,355    $ 1,110,074    $  9,324,778
   Net realized loss ................................................................     (2,596,064)      (515,211)     (4,535,394)
   Net unrealized appreciation ......................................................      7,980,322      2,544,726      15,628,825
                                                                                        ------------    -----------    ------------
   INCREASE IN NET ASSETS FROM OPERATIONS ...........................................      9,414,613      3,139,589      20,418,209
                                                                                        ------------    -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income (Class A) ..................................................     (4,022,420)    (1,087,410)     (9,589,225)
   Net investment income (Class B) ..................................................       (134,273)       (22,664)       (241,297)
                                                                                        ------------    -----------    ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........................     (4,156,693)    (1,110,074)     (9,830,522)
                                                                                        ------------    -----------    ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
CLASS A
   Net proceeds from sale of shares .................................................      7,843,181      3,713,997      18,542,324
   Net asset value of shares issued for reinvestment of dividends ...................      4,082,212      1,114,019       9,664,208
   Cost of shares repurchased .......................................................    (50,621,220)   (20,464,977)    (90,266,352)
                                                                                        ------------    -----------    ------------
   TOTAL CLASS A ....................................................................    (38,695,827)   (15,636,961)    (62,059,820)
                                                                                        ------------    -----------    ------------
CLASS B (NOTE 1)
   Net proceeds from sale of shares .................................................         60,799             --         650,640
   Net asset value of shares issued from reinvestment of dividends ..................        110,935         14,284         193,838
   Cost of shares repurchased .......................................................     (7,260,700)    (1,261,018)    (11,809,983)
                                                                                        ------------    -----------    ------------
   TOTAL CLASS B ....................................................................     (7,088,966)    (1,246,734)    (10,965,505)
                                                                                        ------------    -----------    ------------
   Net decrease in net asset from transactions in shares of beneficial interest .....    (45,784,793)   (16,883,695)    (73,025,325)
                                                                                        ------------    -----------    ------------
DECREASE IN NET ASSETS ..............................................................    (40,526,873)   (14,854,180)    (62,437,638)

NET ASSETS:
   Beginning of year ................................................................    113,402,025     35,602,129     234,857,443
                                                                                        ------------    -----------    ------------
   END OF YEAR* .....................................................................   $ 72,875,152    $20,747,949    $172,419,805
                                                                                        ============    ===========    ============
* Includes undistributed net investment income of: ..................................   $     77,555    $        --    $    374,206
                                                                                        ============    ===========    ============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND CLASS A SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                    --------------------------------------------------------------
                                                                      2001           2000         1999         1998         1997
                                                                    --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ............................   $  11.26       $  10.54     $  11.43     $  10.92     $  10.34
                                                                    --------       --------     --------     --------     --------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ........................................      0.498          0.513        0.469        0.524        0.564
   Net realized and unrealized gain (loss) on investments .......     (0.118)         0.727       (0.900)       0.549        0.586
                                                                    --------       --------     --------     --------     --------
Total From Operations ...........................................      0.380          1.240       (0.431)       1.073        1.150
                                                                    --------       --------     --------     --------     --------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................................     (0.510)        (0.520)      (0.450)      (0.540)      (0.570)
   Net realized gain on investments .............................         --             --       (0.009)      (0.023)          --
                                                                    --------       --------     --------     --------     --------
Total Distributions .............................................     (0.510)        (0.520)      (0.459)      (0.563)      (0.570)
                                                                    --------       --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD ..................................   $  11.13       $  11.26     $  10.54     $  11.43     $  10.92
                                                                    ========       ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S OMITTED) .......................   $ 62,440       $ 72,875     $106,449     $259,447     $  1,917
   Ratio of expenses to average net assets (A) ..................       0.80%          0.80%        0.80%           0%        0.14%
   Ratio of expenses to average net assets after fees
     paid indirectly (A) ........................................       0.80%          0.80%        0.81%           0%           0%
   Ratio of net investment income to average net assets .........       4.28%          4.67%        4.14%        4.49%        5.45%
PORTFOLIO TURNOVER RATE .........................................         15%            46%         112%          57%          55%
TOTAL RETURN ....................................................       3.39%**       12.10%       (3.86)%      10.05%       11.45%

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income (loss) per share and the ratios would have been as follows:

   Net investment income per share ..............................   $  0.426       $  0.456     $  0.424     $  0.364     $ (0.229)

RATIOS:
   Expenses to average net assets ...............................       1.52%          1.32%        1.20%        1.37%        7.66%
   Net investment income (loss) to average net assets ...........       3.56%          4.15%        3.74%        3.12%       (2.21)%

SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                       CLASS B SHARES
                                                              FOR THE PERIOD OCTOBER 12, 2001
                                                               (COMMENCEMENT OF OPERATIONS)
                                                                   TO DECEMBER 31, 2001
                                                              -------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................               $11.46
                                                                            ------
INCOME (LOSS) FROM OPERATIONS:

   Net investment income (B) ................................                0.068
   Net realized and unrealized gain (loss) on investments ...               (0.306)
                                                                            ------
Total From Operations .......................................               (0.238)
                                                                            ------
LESS DISTRIBUTIONS FROM:
   Net investment income ....................................               (0.082)
   Net realized gain on investments .........................                   --
                                                                            ------
Total Distributions .........................................               (0.082)
                                                                            ------
NET ASSET VALUE, END OF PERIOD ..............................               $11.14
                                                                            ======
RATIOS/SUPPLEMENTAL DATA:
NETASSETS, END OF PERIOD (000'S OMITTED) ....................               $4,599
   Ratio of expenses to average net assets (A) ..............                 1.53%*
   Ratio of expenses to average net assets after fees paid
     indirectly (A) .........................................                 1.53%*
   Ratio of net investment income to average net assets .....                 3.55%*

PORTFOLIO TURNOVER RATE .....................................                   15%
TOTAL RETURN ................................................                (2.09)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share (B) ......................               $0.055

RATIOS:
   Expenses to average net assets ...........................                 2.22%*
   Net investment income to average net assets ..............                 2.86%*

----------
*    Annualized
**   Not annualized
(A) The expense ratio has been readjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expenses offset arrangements with its service providers.
(B) The per share amount was computed using monthly average shares during the period.

                       See Notes to Financial Statements.
26

FINANCIAL HIGHLIGHTS

SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND CLASS 2 SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                       CLASS 2 SHARES
                                                             FOR THE PERIOD NOVEMBER 19, 2001
                                                               (COMMENCEMENT OF OPERATIONS)
                                                                   TO DECEMBER 31, 2001
                                                             --------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................               $11.42
                                                                            ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (B) ................................                0.049
   Net realized and unrealized loss on investments ..........               (0.280)
                                                                            ------
Total From Operations .......................................               (0.231)
                                                                            ------
LESS DISTRIBUTIONS FROM:
   Net investment income ....................................               (0.059)
   Net realized gain on investments .........................                   --
                                                                            ------
Total Distributions .........................................               (0.059)
                                                                            ------
NET ASSET VALUE, END OF PERIOD ..............................               $11.13
                                                                            ======
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (000'S OMITTED) ...................               $1,314
   Ratio of expenses to average net assets (A) ..............                 1.25%*
   Ratio of expenses to average net assets after
     fees paid indirectly (A) ...............................                 1.25%*
   Ratio of net investment income to average net assets .....                 3.73%*

PORTFOLIO TURNOVER RATE .....................................                   15%
TOTAL RETURN ................................................                (2.10)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share (B) ......................               $0.040

RATIOS:
   Expenses to average net assets ...........................                 1.94%
   Net investment income to average net assets ..............                 3.04%

SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                       CLASS O SHARES
                                                             FOR THE PERIOD NOVEMBER 19, 2001
                                                               (COMMENCEMENT OF OPERATIONS)
                                                                   TO DECEMBER 31, 2001
                                                             --------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................               $11.42
                                                                            ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (B) ................................                0.059
   Net realized and unrealized loss on investments ..........               (0.288)
                                                                            ------
Total From Operations .......................................               (0.229)
                                                                            ------
LESS DISTRIBUTIONS FROM:
   Net investment income ....................................               (0.061)
   Net realized gain on investments .........................                   --
                                                                            ------
Total Distributions .........................................               (0.061)
                                                                            ------
NET ASSET VALUE, END OF PERIOD ..............................               $11.13
                                                                            ======
RATIOS/SUPPLEMENTAL DATA:

NETASSETS, END OF PERIOD (000'S OMITTED) ....................               $  362
   Ratio of expenses to average net assets (A) ..............                 0.50%
   Ratio of expenses to average net assets after
     fees paid indirectly (A) ...............................                 0.50%
   Ratio of net investment income to average net assets .....                 4.48%

PORTFOLIO TURNOVER RATE .....................................                   15%
TOTAL RETURN ................................................                (2.01)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share (B) ......................               $0.050

RATIOS:
   Expenses to average net assets ...........................                 1.19%*
   Net investment income to average net assets ..............                 3.79%*

----------
*    Annualized
**   Not annualized
(A) The expense ratio has been readjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expenses offset arrangements with its service providers.
(B) The per share amounts were computed using monthly average shares during the period.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(CONTINUED)

SALOMON BROTHERS CALIFORNIA TAX FREE INCOME FUND CLASS A SHARES
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             CLASS A SHARES
                                                                     -----------------------------------------------------------
                                                                                                                NOVEMBER 2, 1998
                                                                                YEAR ENDED DECEMBER 31,           (COMMENCEMENT
                                                                     ----------------------------------------   OF OPERATIONS) TO
                                                                       2001            2000            1999     DECEMBER 31, 1998
                                                                     ----------------------------------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .............................   $  10.31        $   9.43        $  10.08        $  10.00
                                                                     --------        --------        --------        --------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income .........................................      0.429           0.437           0.400           0.069
   Net realized and unrealized gain (loss) on investments ........     (0.140)          0.880          (0.650)          0.080
                                                                     --------        --------        --------        --------
Total From Operations ............................................      0.289           1.317          (0.250)          0.149
                                                                     --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................................     (0.429)         (0.437)         (0.400)         (0.069)
                                                                     --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD ...................................   $  10.17        $  10.31        $   9.43        $  10.08
                                                                     ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (000'S OMITTED) ........................   $ 16,332        $ 20,748        $ 34,396        $ 96,706
   Ratio of expenses to average net assets (A) ...................       0.80%           0.80%           0.70%              0%*
   Ratio of expenses to average net assets after fees paid
     indirectly (A) ..............................................       0.81%           0.81%           0.70%              0%*
   Ratio of net investment income to average net assets ..........       4.04%           4.52%           4.06%           4.16%*
PORTFOLIO TURNOVER RATE ..........................................          8%             58%            116%              1%
TOTAL RETURN .....................................................       2.83%          14.33%          (2.54)%          1.49%**

Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ...............................   $  0.241        $  0.340        $  0.330        $  0.042

RATIOS:
   Expenses to average net assets ................................       2.43%           1.82%           1.41%           1.60%*
   Net investment income to average net assets ...................       2.41%           3.52%           3.35%           2.56%*

SALOMON BROTHERS CALIFORNIA TAX FREE INCOME FUND CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                       CLASS B SHARES
                                                              FOR THE PERIOD OCTOBER 5, 2001
                                                               (COMMENCEMENT OF OPERATIONS)
                                                                   TO DECEMBER 31, 2001
                                                              ------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................               $10.51
                                                                            ------
INCOME (LOSS) FROM OPERATIONS:

   Net investment income (B) ................................                0.068
   Net realized and unrealized loss on investments ..........               (0.319)
                                                                            ------
Total From Operations .......................................               (0.251)
                                                                            ------
LESS DISTRIBUTIONS FROM:

   Net investment income ....................................               (0.079)
                                                                            ------
NET ASSET VALUE, END OF PERIOD ..............................               $10.18
                                                                            ======
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (000'S OMITTED) ...................               $   52
   Ratio of expenses to average net assets (A) ..............                 1.56%*
   Ratio of expenses to average net assets after fees paid
     indirectly (A) .........................................                 1.57%*
   Ratio of net investment income to average net assets .....                 3.23%*
PORTFOLIO TURNOVER RATE .....................................                    8%
TOTAL RETURN ................................................                (2.39)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share (B) ......................               $ 0.03

RATIOS:
   Expenses to average net assets ...........................                 3.19%*
   Net investment income to average net assets ..............                 1.60%*

----------------
*    Annualized
**   Not annualized
(A) The expense ratio has been readjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
(B) The per share amount was computed using monthly average shares during the period.
                       See Notes to Financial Statements.
28

FINANCIAL HIGHLIGHTS

SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND CLASS A SHARES
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          YEAR ENDED DECEMBER 31,
                                                                      ------------------------------------------------------------
                                                                        2001         2000         1999         1998         1997
                                                                      --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF YEAR ................................   $  11.44     $  10.79     $  11.69     $  11.42     $  10.98
                                                                      --------     --------     --------     --------     --------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ..........................................      0.537        0.601        0.514        0.487        0.594
   Net realized and unrealized gain (loss) on investments .........     (0.159)       0.609       (0.940)       0.282        0.431
                                                                      --------     --------     --------     --------     --------
Total From Operations .............................................      0.378        1.210       (0.426)       0.769        1.025
                                                                      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................................     (0.558)      (0.560)      (0.474)      (0.499)      (0.585)
                                                                      --------     --------     --------     --------     --------
NET ASSET VALUE, END OF YEAR ......................................   $  11.26     $  11.44     $  10.79     $  11.69     $  11.42
                                                                      ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF YEAR (000'S OMITTED) ...........................   $140,416     $172,420     $224,144     $459,591     $ 75,978
   Ratio of expenses to average net assets ........................       0.80%        0.80%        0.80%        0.80%        0.80%
   Ratio of net investment income to average net assets ...........       4.53%        4.81%        4.40%        4.24%        5.31%
PORTFOLIO TURNOVER RATE ...........................................         16%          15%          30%          17%          16%
TOTAL RETURN ......................................................       3.32%       11.54%       (3.73)%       6.89%        9.62%

Note: If Agents of the Fund, had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ................................   $  0.510     $  0.553     $  0.465     $  0.454     $  0.540

RATIOS:
   Expenses to average net assets .................................       1.21%        1.16%        1.13%        1.09%        1.28%
   Net investment income to average net assets ....................       4.12%        4.45%        4.07%        3.95%        4.83%


----------
*   Annualized
**  Not annualized

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(CONTINUED)

SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                       CLASS B SHARES
                                                             FOR THE PERIOD NOVEMBER 19, 2001
                                                               (COMMENCEMENT OF OPERATIONS)
                                                                   TO DECEMBER 31, 2001
                                                              ------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................               $11.53
                                                                            ------
INCOME (LOSS) FROM OPERATIONS:

   Net investment income (A) ................................                0.046
   Net realized and unrealized loss on investments ..........               (0.262)
                                                                            ------
Total From Operations .......................................               (0.216)
                                                                            ------
LESS DISTRIBUTIONS FROM:

   Net investment income ....................................               (0.054)
                                                                            ------
NET ASSET VALUE, END OF PERIOD ..............................               $11.26
                                                                            ======
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD ...................................               $14,397
   Ratio of expenses to average net assets ..................                 1.55%*
   Ratio of net investment income to average net assets .....                 3.50%*
PORTFOLIO TURNOVER RATE .....................................                   16%
TOTAL RETURN ................................................                (1.88)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share (A) ......................               $ 0.04

RATIOS:
   Expenses to average net assets ...........................                 1.96%*
   Net investment loss to average net assets ................                 3.09%*


SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       CLASS O SHARES
                                                              FOR THE PERIOD OCTOBER 29, 2001
                                                               (COMMENCEMENT OF OPERATIONS)
                                                                   TO DECEMBER 31, 2001
                                                              ------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................               $11.59
                                                                            ------
INCOME (LOSS) FROM OPERATIONS:

   Net investment income (A) ................................                0.094
   Net realized and unrealized loss on investments ..........               (0.330)
                                                                            ------
Total From Operations .......................................               (0.236)
                                                                            ------
LESS DISTRIBUTIONS FROM:

   Net investment income ....................................               (0.104)
                                                                            ------
NET ASSET VALUE, END OF PERIOD ..............................               $11.25
                                                                            ======
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD ...................................               $  980
   Ratio of expenses to average net assets ..................                 0.53%*
   Ratio of net investment income to average net assets .....                 4.76%*
PORTFOLIO TURNOVER RATE .....................................                   16%
TOTAL RETURN ................................................                (2.04)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share (A) ......................               $0.086

RATIOS:
   Expenses to average net assets ...........................                 0.94%
   Net investment income to average net assets ..............                 4.35%


----------------
*    Annualized
**   Not annualized
(A) The per share amounts were computed using monthly average shares during the period.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SALOMON BROTHERS MID CAP FUND CLASS A SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE PERIOD
                                                                     NOVEMBER 30, 2001
                                                               (COMMENCEMENT OF OPERATIONS)
                                                                   TO DECEMBER 31, 2001
                                                              ------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................               $13.71
                                                                            ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss (A) ..................................               (0.008)
   Net realized and unrealized gain .........................                2.768
                                                                            ------
Total From Operations .......................................                2.760
                                                                            ------
NET ASSET VALUE, END OF PERIOD ..............................               $16.47
                                                                            ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (000'S OMITTED) ...................               $   47
   Ratio of expenses to average net assets ..................                 1.36%*
   Ratio of net investment loss to average net assets .......                (0.69)%*
PORTFOLIO TURNOVER RATE .....................................                   26%
TOTAL RETURN ................................................                 3.65%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share (A) ........................               $(0.036)

RATIOS:
   Expenses to average net assets ...........................                 1.93%
   Net investment loss to average net assets ................                (1.26)%*


----------
*    Annualized
**   Not annualized
(A) The per share amount was computed using monthly average shares during the period.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(CONTINUED)

SALOMON BROTHERS MID CAP FUND CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE PERIOD
                                                                     DECEMBER 18, 2001
                                                               (COMMENCEMENT OF OPERATIONS)
                                                                   TO DECEMBER 31, 2001
                                                              ------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................               $16.31
                                                                            ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss (A) ..................................               (0.010)
   Net realized and unrealized gain .........................                0.174
                                                                            ------
Total From Operations .......................................                0.164
                                                                            ------
NET ASSET VALUE, END OF PERIOD ..............................               $16.47
                                                                            ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (000'S OMITTED) ...................               $   12
   Ratio of expenses to average net assets ..................                 2.15%*
   Ratio of net investment loss to average net assets .......                (1.50)%*
PORTFOLIO TURNOVER RATE .....................................                   26%
TOTAL RETURN ................................................                 0.98%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share (A) ........................               $(0.014)

RATIOS:
   Expenses to average net assets ...........................                 2.73%
   Net investment loss to average net assets ................                (2.09)%


----------
*    Annualized
**   Not annualized

(A) The per share amount was computed using monthly average shares during the period.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SALOMON BROTHERS MID CAP FUND CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE PERIOD
                                                                    SEPTEMBER 10, 2001
                                                               (COMMENCEMENT OF OPERATIONS)
                                                                   TO DECEMBER 31, 2001
                                                              ------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........................               $15.07
                                                                            ------
INCOME (LOSS) FROM OPERATIONS:

   Net investment loss (A) ..................................               (0.008)
   Net realized and unrealized gain .........................                1.422
                                                                            ------
Total From Operations .......................................                1.414
                                                                            ------
NET ASSET VALUE, END OF PERIOD ..............................               $16.48
                                                                            ------
RATIOS/SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (000'S OMITTED) ...................               $22,935
   Ratio of expenses to average net assets ..................                 1.08%*
   Ratio of net investment loss to average net assets .......                (0.17)%
PORTFOLIO TURNOVER RATE .....................................                   26%
TOTAL RETURN ................................................                (6.48)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share (A) ........................               $(0.097)

RATIOS:
   Expenses to average net assets ...........................                 2.97%*
   Net investment loss to average net assets ................                (2.05)%*


----------------
*    Annualized
**   Not annualized
(A) The per share amount was computed using monthly average shares during the period.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Effective July 12, 2001, Citi National Tax Free Income Fund, Citi California Tax Free Income Fund, and Citi New York Tax Free Income Fund changed their names to Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, and Salomon Brothers New York Tax Free Income Fund (the "Funds"). On September 10, 2001, Salomon Mid Cap Fund commenced operations. The Funds are separate non-diversified series of Salomon Funds Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager of the Funds is Citi Fund Management Inc. (the "Manager"), an affiliate of Salomon Smith Barney Inc. On April 1, 2001, Citibank N.A. transferred its asset management business, including management of the Funds, to its newly formed affiliate, the Manager. Salomon Smith Barney Inc. ("SSB"), acts as the Funds' distributor. SSB continues to sell each Fund's shares to the public as a member of the selling group.

     The Funds, as of December 31, 2001 offer Class A shares, Class B shares, Class 2 shares and Class O shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

     The Funds offered Class B shares on January 4, 1999 and the 508,087, 93,315 and 891,045 Class B shares outstanding, respectively, with values of $5,496,754, $918,220 and $9,872,748, respectively, for Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, and Salomon Brothers New York Tax Free Income Fund were converted to Class A shares on July 14, 2000. Shares converted are reflected as a repurchase of Class B shares and a sale of Class A shares in the financial statements for the year ended December 31, 2000.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Funds are as follows:

          (A) INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

          (B) INCOME Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on ex dividend date.

          (C) FEDERAL TAXES The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Funds from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Funds intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

          (D) DISTRIBUTIONS The Funds distinguish between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. On December 31, 2001, the Salomon Brothers Mid Cap Fund reclassified $10,973 to undistributed net investment income from paid in capital.

NOTES TO FINANCIAL STATEMENTS

          (E) OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

          (F) FEES PAID INDIRECTLY The Funds' custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Funds. This amount is shown as a reduction of expenses on the Statement of Operations.

          (G) EXPENSES The Funds bear all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

          (H) REPURCHASE AGREEMENTS It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

          (I) FUTURES CONTRACTS The Funds may engage in futures transactions. The Funds may use futures contracts in order to protect the Funds from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Funds' portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Funds' exposure to the underlying instrument. Selling futures contracts tends to either decrease the Funds' exposure to the underlying instrument, or to hedge other fund investments.

     Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Funds recognize a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Funds may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

2.   MANAGEMENT FEES

     The Manager is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each Fund. The Manager or an affiliate also provides certain administrative services to each Fund. These administrative services include providing general office facilities and supervising the overall administration of each Fund.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.50%, 0.50%, 0.50% and 0.75%, respectively, of the Salomon Brothers National Tax Free Income Fund's, the Salomon Brothers California Tax Free Income Fund's, Salomon Brothers New York Tax Free Income Fund's and Salomon Brothers Mid Cap Fund's, respectively, average daily net assets. The management fee amounted to $456,611, $92,442, $1,084,367 and $49,475, of which $361,677, $92,442, $638,912 and
$49,475, was voluntarily waived, respectively, for the Salomon Brothers National Tax Free Income Fund, the Salomon Brothers California Tax Free Income Fund, the Salomon Brothers New York Tax Free Income Fund and Salomon Brothers Mid Cap Fund for the period ended December 31, 2001. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates. Please note on October 1, 2001 the Management fees changed from 0.75% to 0.50% for the Salomon Brothers National Tax Free Income Fund and the Salomon Brothers New York Tax Free Income Fund.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

3.   SERVICE FEES

     Each class (except for Class O) of each Fund is authorized pursuant to a services and distribution plan applicable to that class of shares ("Class A Plan," the "Class B Plan," and the "Class 2 Plan," collectively, the "Plans") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), to pay the distributor an annual service fee with respect to Class A, Class B and Class 2 shares of the applicable Funds at a rate of 0.25% of the value of the average daily net assets of the respective class. The distributor is paid an annual distribution fee with respect to Class B shares of each Fund at a rate of 0.75% of the value of the average daily net assets of that class. The distributor is also paid an annual distribution fee with respect to Class 2 shares of each Fund at a rate of 0.50% of the value of the average daily net assets of that class. Class O shares are not subject to a service or distribution plan fee.

     For the period ended December 31, 2001, total service and distribution plan fees were as follows:

                                                    CLASS A    CLASS B   CLASS 2
                                                    --------   -------   -------
National Tax Free Income Fund ..................    $164,216    $5,131    $1,609
California Tax Free Income Fund ................      46,095       111        --
New York Income Fund ...........................     392,064        24        --
Mid Cap Fund ...................................           4         1        --

     For the period ended December 31, 2001, sales charges received by Salomon Smith Barney Inc. ("SSB") and contingent deferred sales charges ("CDSCs") paid to SSB were approximately:

                                                        SALES CHARGES     CDSCS
                                                    ------------------   -------
                                                    CLASS A    CLASS 2   CLASS B
                                                    --------   -------   -------
National Tax Free Income Fund ..................    $ 26,506    $  513    $1,083
California Tax Free Income Fund ................         116        --        --
New York Income Fund ...........................      69,633        --        --
Mid Cap Fund ...................................       2,436        --        --

4.   PURCHASES AND SALES OF INVESTMENTS

     During the year ended December 31, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                                        PURCHASES       SALES

National Tax Free Income Fund ......................   $ 9,649,343   $16,187,751
                                                       ===========   ===========
California Tax Free Income Fund ....................   $ 1,478,405   $ 5,045,253
                                                       ===========   ===========
New York Tax Free Income Fund ......................   $25,064,410   $54,741,016
                                                       ===========   ===========
Mid Cap Fund .......................................   $25,861,243   $ 5,332,392
                                                       ===========   ===========

NOTES TO FINANCIAL STATEMENTS

5.   SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

                                                                                   YEAR ENDED                   YEAR ENDED
                                                                                DECEMBER 31, 2001            DECEMBER 31, 2000
                                                                           --------------------------    --------------------------
                                                                               SHARES        AMOUNT        SHARES          AMOUNT
                                                                           -----------    -----------    -----------    -----------
NATIONAL TAX FREE INCOME FUND
Class A
   Shares sold .........................................................       307,749    $ 3,470,494        726,675    $ 7,843,181
   Shares issued to shareholder from reinvestment of distributions .....       241,018      2,725,695        379,503      4,082,212
   Shares repurchased ..................................................    (1,685,491)   (19,127,823)    (4,729,177)   (50,621,220)
                                                                           -----------    -----------    -----------    -----------
   Net decrease ........................................................    (1,136,724)   (12,931,634)    (3,622,999)   (38,695,827)
                                                                           ===========    ===========    ===========    ===========
Class B**
   Shares sold .........................................................        39,506        443,806          5,654         60,799
   Shares issued to shareholder from reinvestment of distributions .....           908         10,142         10,469        110,935
   Shares repurchased ..................................................        (5,229)       (58,433)      (676,052)    (7,260,700)
                                                                           -----------    -----------    -----------    -----------
   Net increase (decrease) .............................................        35,185        395,515       (659,929)    (7,088,966)
                                                                           ===========    ===========    ===========    ===========
Class 2***
   Shares sold .........................................................         4,669         51,713             --             --
   Shares issued to shareholder from reinvestment of distributions .....           355          3,965             --             --
   Shares repurchased ..................................................           (91)        (1,029)            --             --
                                                                           -----------    -----------    -----------    -----------
   Net increase ........................................................         4,933         54,649             --             --
                                                                           ===========    ===========    ===========    ===========
Class O****
   Shares sold .........................................................            --             --             --             --
   Shares issued to shareholder from reinvestment of distributions .....            91          1,014             --             --
   Shares repurchased ..................................................        (3,457)       (38,858)            --             --
                                                                           -----------    -----------    -----------    -----------
   Net decrease ........................................................        (3,366)       (37,844)            --             --
                                                                           ===========    ===========    ===========    ===========
CALIFORNIA TAX FREE INCOME FUND
Class A
   Shares sold .........................................................        19,200        200,198        379,250      3,713,997
   Shares issued to shareholder from reinvestment of distributions .....        70,569        730,416        114,571      1,114,019
   Shares repurchased ..................................................      (496,039)    (5,094,659)    (2,127,844)   (20,464,977)
                                                                           -----------    -----------    -----------    -----------
   Net decrease ........................................................      (406,270)    (4,164,045)    (1,634,023)   (15,636,961)
                                                                           ===========    ===========    ===========    ===========
Class B**
   Shares sold .........................................................         5,153         53,865             --             --
   Shares issued to shareholder from reinvestment of distributions .....            --             --          1,497         14,284
   Shares repurchased ..................................................            --             --       (129,383)    (1,261,018)
                                                                           -----------    -----------    -----------    -----------
   Net increase (decrease) .............................................         5,153         53,865       (127,886)    (1,246,734)
                                                                           ===========    ===========    ===========    ===========
NEW YORK TAX FREE INCOME FUND
Class A
   Shares sold .........................................................       460,076      5,284,673      1,683,667     18,542,324
   Shares issued to shareholder from reinvestment of distributions .....       602,249      6,911,012        879,343      9,664,208
   Shares repurchased ..................................................    (3,668,709)   (42,143,134)    (8,259,589)   (90,266,352)
                                                                           -----------    -----------    -----------    -----------
   Net decrease ........................................................    (2,606,384)   (29,947,449)    (5,696,579)   (62,059,820)
                                                                           ===========    ===========    ===========    ===========
Class B**
   Shares sold .........................................................         1,272         14,873         59,904        650,640
   Shares issued to shareholder from reinvestment of distributions .....             6             68         17,878        193,838
   Shares repurchased ..................................................            --             --     (1,071,179)   (11,809,983)
                                                                           -----------    -----------    -----------    -----------
   Net increase (decrease) .............................................         1,278         14,941       (993,397)   (10,965,505)
                                                                           ===========    ===========    ===========    ===========
Class O****
   Shares sold .........................................................            86          1,000             --             --
   Shares issued to shareholder from reinvestment of distributions .....             1              8             --             --
                                                                           -----------    -----------    -----------    -----------
   Net increase ........................................................            87          1,008             --             --
                                                                           ===========    ===========    ===========    ===========

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest ($.001 par value)

                                                            FOR THE PERIOD
                                                          SEPTEMBER 10, 2001
                                                             (COMMENCEMENT
                                                           OF OPERATIONS) TO
                                                           DECEMBER 31, 2001
                                                       ----------    ----------
                                                         SHARES        AMOUNT
                                                       ----------    ----------
MID CAP FUND
Class A
   Shares sold .....................................        2,835    $   45,903
   Shares issued on reinvestment ...................           --            --
   Shares redeemed .................................           --            --
                                                       ----------    ----------
   Net increase ....................................        2,835        45,903
                                                       ----------    ----------
Class B**
   Shares sold .....................................          744        12,014
   Shares issued on reinvestment ...................           --            --
   Shares redeemed .................................           --            --
                                                       ----------    ----------
   Net increase ....................................          744        12,014
                                                       ----------    ----------
Class O****
   Shares sold .....................................    1,425,705    21,490,626
   Shares issued on reinvestment ...................           --            --
   Shares redeemed .................................      (33,677)     (495,015)
                                                       ----------    ----------
   Net increase ....................................    1,392,028    20,995,611
                                                       ----------    ----------


----------
*    Mid Cap Fund Class A shares commenced operations on November 30, 2001
**   Class B shares commenced as follows:
           National Tax Free Income Fund--October 12, 2001
           California Tax Free Income Fund--October 5, 2001
           New York Tax Free Income Fund--November 19, 2001
           Mid Cap Fund--December 18, 2001
*** National Tax Free Income Fund Class 2 shares commenced operations on November 19, 2001
**** Class O shares commenced as follows:
           National Tax Free Income Fund--November 19, 2001
           New York Tax Free Income Fund--October 29, 2001
           Mid Cap Fund--September 10, 2001

6.   TRANSFER OF NET ASSETS

     On November 16, 2001, the Salomon Brothers National Tax Free Income Fund acquired the assets and liabilities of the Salomon Brothers National Intermediate Municipal Fund pursuant to a plan of reorganization, approved by the shareholders of the Salomon Brothers National Intermediate Municipal Fund on November 7, 2001. The total assets acquired by Salomon Brothers National Tax Free Income Fund was $9,173,579 including $585,205 of unrealized appreciation. The Salomon Brothers National Tax Free Income Fund issued 800,150 shares in exchange for the Net Assets. The transactions were structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

7.   FEDERAL INCOME TAX BASIS OF INVESTMENTS

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 2001, as computed on a federal income tax basis, are as follows:

                                           GROSS         GROSS           NET
                                        UNREALIZED    UNREALIZED     UNREALIZED
                                       APPRECIATION  DEPRECIATION   APPRECIATION
                                       ------------  ------------   ------------

National Tax Free Income Fund .....     $3,284,571     $ (47,913)     $3,236,658

California Tax Free Income Fund ...        924,411            --         924,411

New York Tax Free Income Fund .....      5,473,488      (749,660)      4,723,828

Mid Cap Fund ......................      2,572,548      (389,301)      2,183,247

NOTES TO FINANCIAL STATEMENTS

8.   LINE OF CREDIT

     The Funds, along with other Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 2001, the commitment fees allocated to the Funds was $324. Since the line of credit was established there have been no borrowings.

9.   ASSUMPTION OF EXPENSES

     The Manager has voluntarily agreed to pay a portion of the expenses of the Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund and Salomon Brothers Mid Cap Fund for the year ended December 31, 2001, which amounted to $117,550, $209,491 and $75,000, respectively.

10.  CAPITAL LOSS CARRYFORWARD

     At December 31, 2001, for Federal income tax purpose, the unused capital loss carryforward available to offset future capital gains, the amounts and years of expiration for each fund are as follows:

                                                  TOTAL                          EXPIRATION DATES
                                                  TOTAL        -----------------------------------------------------
                                                  LOSS
                                              CARRYFORWARD       2002            2007           2008         2009
--------------------------------------------------------------------------------------------------------------------
National Tax Free Income Fund ...........     $10,404,998     $       --     $6,973,706     $3,431,292          --
California Tax Free Income Fund .........       3,406,257             --      2,694,761        711,496          --
New York Tax Free Income Fund ...........      14,994,634      4,822,290      4,706,265      5,263,201     202,878
Mid Cap Fund ............................         225,285             --             --             --     225,285

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF THE SALOMON FUNDS TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Salomon Brothers New York Tax Free Income Fund, and Salomon Brothers Mid Cap Fund, each a Series of Salomon Funds Trust as of December 31, 2001 and the related statements of operations, changes in net assets and financial highlights for the year ended December 31, 2001, except for Salomon Brothers Mid Cap Fund, which is for the period September 10, 2001 (Commencement of Operations) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 2000 and the financial highlights for each of the years in four-year period then ended were audited by other auditors whose report thereon, dated February 1, 2001, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Salomon Brothers New York Tax Free Income Fund, and Salomon Brothers Mid Cap Fund, each a Series of Salomon Funds Trust as of December 31, 2001, and the results of its operations, the changes in its net assets and financial highlights for the period ended December 31, 2001, except for Salomon Brothers Mid Cap Fund, which is for the period September 10, 2001 through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

                                                           /s/ KPMG LLP

New York, New York
February 8, 2002

                       See Notes to Financial Statements.

ADDITIONAL INFORMATION
(UNAUDITED)

CHANGE IN INDEPENDENT AUDITOR: Effective September 1, 2000, Delotte & Touche LLP ("D&T") resigned as auditors of the Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund and Salomon Brothers New York Tax Free Income Fund. During the Fund's two most recent fiscal years D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial state-ment disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

                       See Notes to Financial Statements.

ADDITIONAL INFORMATION
(UNAUDITED) (CONTINUED)

INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Funds are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Officers of the Funds is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about fund trustees and is available, without charge, upon request by calling 1-800-451-2010.

                                                                                                 NUMBER
                                               LENGTH                                          OF FUNDS               OTHER
                                               OF TIME                 PRINCIPAL                IN FUND           DIRECTORSHIPS
                                 POSITION(S)   SERVED                OCCUPATION(S)              COMPLEX         HELD BY DIRECTOR
                                  HELD WITH     FUND                  DURING PAST             OVERSEEN BY       DURING PAST FIVE
NAME, ADDRESS AND AGE               FUND       COMPLEX                FIVE YEARS               DIRECTOR               YEARS
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS:

Elliott J. Berv                 Trustee      Since 1986   President, Catalyst, Inc. (Strategy      31        Elliott J. Berv &
607 E. 45th Street                                        Consultants) (since 1991).                         Associates
Savannah, GA 31405
Age 58

Donald M. Carlton*              Trustee      Since 2001   President, Radian International, LLC     26        National Instruments
Radian International, LLC                                 (Engineering)(1996-1998); Member of                Corp.; American
P.O. Box 201088                                           Management Committee, Signature                    Electric Power;
Austin, TX 78720-1088                                     Science (Research and Development)                 Valero Energy
Age 64                                                    (since 2000)

A. Benton Cocahougher*          Trustee      Since 2001   Dean Emeritus and Wiley Professor,       26        Randall's Foods; First
4409 Nottingham Lane                                      Texas A&MUniversity (since 2001);                  American Bank, Bryan;
Bryan, TX 77802                                           former Dean and Professor of Marketing,            First American Bank,
Age 63                                                    College and Graduate School of                     Texas
                                                          Business of Texas A&M University
                                                          (from 1987 to 2001)

Mark T. Finn                    Trustee      Since 1990   Chairman and Owner, Vantage              31        Delta Financial, Inc.
7109 Atlantic Avenue                                      Consulting Group, Inc. (Investment
Virginia Beach, VA 23451                                  Advisory and Consulting Firm (since
Age 58                                                    1988); Vice Chairman and Chief
                                                          Operating Officer, Lindner Asset
                                                          Management Company (Mutual Fund
                                                          Company) (from 1999 to 2001);
                                                          President and Director, Delta
                                                          Financial, Inc. (Investment
                                                          Advisory Firm) (from 1983 to 1999);
                                                          General Partner and Shareholder,
                                                          Greenwich Ventures LLC (Investment
                                                          Partnership (from 1996 to 2001);
                                                          President, Secretary and Owner,
                                                          Phoenix Trading Co. (Commodity
                                                          Trading Advisory Firm) (from 1997
                                                          to 2000).

Riley C. Gilley                 Trustee      Since 1986   Retired                                  31        None
4041 Gulf Shore Blvd.
North Savoy Unit 318
Naples, FL 34103
Age 75

                             See Notes to Financial Statements.

ADDITIONAL INFORMATION
(UNAUDITED)

                                                                                                 NUMBER
                                               LENGTH                                          OF FUNDS               OTHER
                                               OF TIME                 PRINCIPAL                IN FUND           DIRECTORSHIPS
                                 POSITION(S)   SERVED                OCCUPATION(S)              COMPLEX         HELD BY DIRECTOR
                                  HELD WITH     FUND                  DURING PAST             OVERSEEN BY       DURING PAST FIVE
NAME, ADDRESS AND AGE               FUND       COMPLEX                FIVE YEARS               DIRECTOR               YEARS
------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Gross*               Trustee      Since 2001   Partner, Capital Investment Advisory     26      United Telesis, Inc.;
HLB Gross Collins, P.C.                                   Partners (Consulting)(since 2000);               ebank.com, Inc.;
2625 Cumberland Parkway S-400                             Managing Director, Fountainhead                  Charter Bank, Inc.;
Atlanta, GA 30339                                         Ventures, L.L.C. (Consulting) (since             YuSave, Inc.;
Age 54                                                    1998); Chairman, Gross, Collins &                Hotpalm.com, Inc.;
                                                          Cress, P.C. (Accounting Firm)(since              Ikon Ventures, Inc.
                                                          1980); Treasurer, Coventry Limited,
                                                          Inc. (since 1985).

Diana Harrington                Trustee      Since 1992   Donald P. Babson Professor of            31      The Highland Family
120 Goulding Street                                       Applied Investments, Babson College               of Funds
Holliston, MA 01746                                       (since 1992); Professor, University
Age 61                                                    of Kansas (Fall 1999)

Susan B. Kerley                 Trustee      Since 1992   Investment Consultant, Strategic         31      Eclipse Funds (formerly
P.O. Box 9572                                             Management Advisors/Global                       Mainstay Institutional
New Haven, CT 06535                                       Research Associates (from 1990 to                Funds)
Age 50                                                    present).

Alan G. Merten*                 Trustee      Since 2001   President, George Mason University       26      Comshare, Inc.
11020 Popes Head Rd.                                      (since 1996)
Fairfax, VA 22030
Age 60

C. Oscar Morong, Jr.            Trustee      Since 1990   Managing Director, Morong Capital        31      Morgan Stanley Funds
1385 Outlook Drive West                                   Management (since 1993); Director,
Mountainside, NJ 07092                                    Indonesia Fund (from 1990 to 1999)
Age 66
R. Richardson Pettit*           Trustee      Since 2001   Professor of Finance, University of      26      None
6 Lakeview Place                                          Houston (since 1977); Independent
Houston, TX 77070                                         Consultant (since 1984)
Age 59
Walter E. Robb III              Trustee      Since 1986   President, Benchmark Consulting          31      John Boyle & Co., Inc.;
35 Farm Road                                              Group, Inc. (since 1991); Sole                   Harbor Sweets, Inc.;
Sherborn, MA 01770                                        Proprietor, Robb Associates (since               W.A. Wilde & Co.;
Age 75                                                    1978); Co-Owner, Kedron Design                   Alpha Grainger

                                                          (since 1978); Trustee, MFS Family
                                                          of Manufacturing, Inc. Funds
                                                          (from 1985 to 2001); President
                                                          and Treasurer, Benchmark Advisors,
                                                          Inc. (from 1989 to 2000).

E. Kirby Warren                 Trustee      Since 1989   Professor and Professor Emeritus,        31      None
139 Laurel Road, P.O. Box 146                             Graduate School of Business,
Tuxedo Park, NY 10987                                     Columbia University (since 1956)
Age 67

INTERESTED
DIRECTORS:
Heath B. McLendon               President    Since 1999   Chairman, President and Chief      Chairman or   The Travelers Investment
                                and Trustee               Executive Officer, Smith Barney    Co-Chairman   Management Company,
                                                          Fund Management (since 1996);      of the Board, Trustee, Drew University;
                                                          Managing Director, Salomon Smith   Trustee or    Advisory Director, M&T
                                                          Barney (since 1993); President,    Director      Bank
                                                          Travelers Investment Adviser.      of 78

                       See Notes to Financial Statements.

ADDITIONAL INFORMATION
(UNAUDITED) (CONTINUED)

                                                                                                   NUMBER
                                             LENGTH                                               OF FUNDS              OTHER
                                             OF TIME                 PRINCIPAL                     IN FUND          DIRECTORSHIPS
                             POSITION(S)     SERVED                OCCUPATION(S)                   COMPLEX        HELD BY DIRECTOR
                              HELD WITH       FUND                  DURING PAST                  OVERSEEN BY      DURING PAST FIVE
NAME, ADDRESS AND AGE           FUND         COMPLEX                FIVE YEARS                    DIRECTOR              YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:

Lewis E. Daidone            Senior Vice    Since 2000   Managing Director, Salomon Smith        Treasurer and    N/A
125 Broad Street            President                   Barney (since 1990); Chief Financial    Senior Vice
New York, NY 10004          and Treasurer               Officer, Smith Barney  Mutual Funds;    President or
Age 44                                                  Director and Senior Vice President,     Executive
                                                        Smith Barney Fund Management LLC        Vice President
                                                        and Travelers Investment Adviser.       of 73

Irving David                Controller     Since 2000   Director, Salomon Smith Barney          Controller       N/A
125 Broad Street                                        (since 1997).                           or Assistant
New York, NY 10004                                                                              Treasurer
Age 41                                                                                          of 53

Frances Guggino             Assistant      Since 2000   Vice President, Citibank                Assistant        N/A
125 Broad Street            Controller                  (since 1991).                           Controller
New York NY 10004                                                                               of 17
Age 44

Paul Brook                  Assistant      Since 2000   Director, Salomon Smith Barney;         43                N/A
125 Broad Street            Controller                  Managing Director, AMT Investors
New York, NY10004                                       Capital Services Inc. (from 1997 to
Age 48                                                  1998); former Partner, Ernst & Young
                                                        LLP (from 1990 to 1997)

Anthony Pace                Assistant      Since 2000   Director, Salomon Smith Barney          20               N/A
125 Broad Street            Treasurer                   (since 1986)
New York, NY 10004
Age 36

Marianne Motley             Assistant      Since 2000   Director, Mutual Funds                  77               N/A
125 Broad Street            Treasurer                   Administration for Salomon Smith
New York, NY 10004                                      Barney (since 1994)
Age 42

Robert I. Frenkel           Secretary      Since 2000   Managing Director and General           17               N/A
300 First Stamford Place                                Counsel, Global Mutual Funds for
Stamford, CT 06902                                      Citigroup Asset Management
Age 47                                                  (since 1994)

Thomas C. Mandia            Assistant      Since 2000   Director and Deputy General             17               N/A
300 First Stamford Place    Secretary                   Counsel, Citigroup Asset Management
Stamford, CT 06902                                      (since 1992)
Age 39

Rosemary D. Emmens          Assistant      Since 2000   Vice President and Associate General    17               N/A
300 First Stamford Place    Secretary                   Counsel, Citigroup Asset Management
Stamford, CT 06902                                      (since 1998); Counsel, The Dreyfus
Age 32                                                  Corporation (from 1995 to 1998)

Harris C. Goldblat          Assistant      Since 2000   Associate General Counsel, Citigroup    17               N/A
300 First Stamford Place    Secretary                   Asset Management (since 2000);
Stamford, CT 06902                                      Associate, Stroock & Stroock
Age 32                                                  Lavan LLP (from 1997 to 2000);
                                                        Associate, Sills Cummis Radin Tishman
                                                        Epstein & Gross (from 1996 to 1997)

*Trustee of Salomon Brothers Mid Cap Fund only.

                             See Notes to Financial Statements.

SALOMON FUNDS TRUST



INVESTMENT MANAGER
      Citi Fund Management Inc.
      100 First Stamford Place
      Stamford, CT 06902

DISTRIBUTOR
      Salomon Smith Barney Inc.

TRANSFER AGENT
      Travelers Bank & Trust, fsb
      125 Broad Street, 11th Floor
      New York, NY 10004

      PFPC Global Fund Services
      P.O. Box 9699
      Providence, RI 02940-9699

CUSTODIAN

      State Street Bank and Trust Company
      225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
      Bingham Dana LLP
      150 Federal Street, Boston, MA 02110


TRUSTEES AND OFFICERS

C. OSCAR MORONG, JR.,
      CHAIRMAN

ELLIOTT J. BERV
DONALD M. CARLTON**
A. BENTON COCANOUGHER**
MARK T. FINN
RILEY C. GILLEY
STEPHEN RANDOLPH GROSS**
DIANA R. HARRINGTON
SUSAN B. KERLEY
ALAN G. MERTEN**
R. RICHARDSON PETTIT**
WALTER E. ROBB, III
E. KIRBY WARREN

HEATH B. MCLENDON*
      PRESIDENT

ROBERT I. FRENKEL*
      SECRETARY

LEWIS E. DAIDONE*
      TREASURER

 * Affiliated Person of the Investment Manager
** Trustees of Salomon Brothers Mid Cap Fund only

                  125 BROAD STREET, 11TH FLOOR o NEW YORK, NEW YORK 10004
SBTAXANN 12/01                 1-800-SALOMON o WWW.SBAM.COM